Schedule of Investments (unaudited) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Aerospace & Defense — 2.8%
3M Co.(a)
5.70%, 03/15/37	$500	$534,960
3.13%, 09/19/46	363	255,085
3.63%, 10/15/47	496	378,983
4.00%, 09/14/48	979	841,637
3.25%, 08/26/49	805	591,219
3.70%, 04/15/50	713	570,067
Boeing Co.
3.60%, 05/01/34	800	686,419
3.25%, 02/01/35	725	591,084
3.55%, 03/01/38	650	507,882
3.50%, 03/01/39	350	265,699
6.88%, 03/15/39	450	500,347
5.88%, 02/15/40	400	403,551
5.71%, 05/01/40	2,759	2,757,723
3.38%, 06/15/46	463	325,043
3.65%, 03/01/47	250	176,632
3.63%, 03/01/48	320	226,924
3.85%, 11/01/48	229	168,178
3.90%, 05/01/49	620	477,890
3.75%, 02/01/50	1,197	909,011
5.81%, 05/01/50	5,038	5,067,148
3.95%, 08/01/59	900	663,483
5.93%, 05/01/60	3,123	3,119,265
General Dynamics Corp.
4.25%, 04/01/40	829	754,235
2.85%, 06/01/41	397	295,984
3.60%, 11/15/42	450	366,953
4.25%, 04/01/50	713	644,820
General Electric Co.
5.88%, 01/14/38	800	856,904
6.88%, 01/10/39(a)	700	824,766
4.50%, 03/11/44	500	441,590
4.35%, 05/01/50	450	384,206
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	560,208
3.90%, 09/01/42	1,000	878,194
L3Harris Technologies, Inc.
4.85%, 04/27/35	883	839,929
6.15%, 12/15/40	270	279,988
5.60%, 07/31/53	515	525,264
Lockheed Martin Corp.
4.75%, 02/15/34	675	670,833
3.60%, 03/01/35(a)	450	400,838
4.50%, 05/15/36	1,159	1,110,265
5.72%, 06/01/40(a)	300	317,388
4.07%, 12/15/42	1,161	1,025,892
3.80%, 03/01/45(a)	1,243	1,043,051
4.70%, 05/15/46	1,170	1,119,930
2.80%, 06/15/50	650	450,721
4.09%, 09/15/52	1,413	1,221,670
4.15%, 06/15/53	660	570,665
5.70%, 11/15/54(a)	850	931,277
5.20%, 02/15/55	635	647,430
4.30%, 06/15/62	660	572,071
5.90%, 11/15/63	675	757,785
Northrop Grumman Corp.
5.15%, 05/01/40	500	488,119
5.05%, 11/15/40	300	286,708

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.75%, 06/01/43	$774	$717,659
3.85%, 04/15/45	550	446,969
4.03%, 10/15/47	2,243	1,894,037
5.25%, 05/01/50	829	836,649
4.95%, 03/15/53(a)	970	933,120
Parker-Hannifin Corp.
4.20%, 11/21/34	763	696,301
6.25%, 05/15/38	295	313,964
4.45%, 11/21/44	400	351,304
4.10%, 03/01/47	613	517,584
4.00%, 06/14/49	763	632,010
RTX Corp.
5.40%, 05/01/35	800	812,441
6.13%, 07/15/38	550	584,963
4.45%, 11/16/38	413	376,156
4.88%, 10/15/40	163	152,281
4.70%, 12/15/41	426	390,824
4.50%, 06/01/42	3,774	3,412,929
4.80%, 12/15/43	350	321,970
4.15%, 05/15/45	663	550,757
3.75%, 11/01/46	1,220	955,097
4.35%, 04/15/47	829	720,581
4.05%, 05/04/47	413	342,153
4.63%, 11/16/48	1,486	1,343,746
3.13%, 07/01/50	1,103	777,402
2.82%, 09/01/51	1,063	693,416
3.03%, 03/15/52	1,100	749,115
5.38%, 02/27/53(a)	1,290	1,295,863

		60,105,205

Automobile Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	413	321,036
5.40%, 03/15/49	350	314,061
3.10%, 12/01/51	1,479	928,751
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	736,631
BorgWarner, Inc., 4.38%, 03/15/45	400	318,609
Lear Corp.
5.25%, 05/15/49(a)	563	497,738
3.55%, 01/15/52	136	92,687

		3,209,513

Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	400	373,767
2.60%, 09/01/50(a)	613	390,570
General Motors Co.
5.00%, 04/01/35	620	571,527
6.60%, 04/01/36(a)	1,013	1,049,490
5.15%, 04/01/38	963	868,959
6.25%, 10/02/43	1,213	1,191,849
5.20%, 04/01/45	1,029	886,221
6.75%, 04/01/46	642	654,790
5.40%, 04/01/48	883	768,853
5.95%, 04/01/49(a)	888	831,519

		7,587,545

Banks — 1.6%
Bank of America N.A., 6.00%, 10/15/36	900	958,777
Citigroup, Inc., (3-mo. CME Term SOFR + 1.43%),
3.88%, 01/24/39(b)	900	753,296

1

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$1,299	$1,341,224
5.75%, 12/01/43	1,050	1,049,700
5.25%, 08/04/45(a)	997	934,630
Fifth Third Bancorp, 8.25%, 03/01/38	800	937,482
HSBC Bank USA NA, 7.00%, 01/15/39	261	283,473
HSBC Holdings PLC, (1-day SOFR + 2.65%),
6.33%, 03/09/44(b)	1,715	1,793,375
Regions Bank, 6.45%, 06/26/37	450	443,637
Wachovia Corp., 5.50%, 08/01/35	1,200	1,175,810
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,800,340
5.61%, 01/15/44	2,292	2,211,995
4.65%, 11/04/44	2,075	1,764,314
3.90%, 05/01/45	2,503	2,024,595
4.90%, 11/17/45	1,993	1,752,023
4.40%, 06/14/46	1,706	1,393,217
4.75%, 12/07/46	1,075	920,792
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	2,481	2,179,919
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	3,359	2,469,618
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	4,957	4,624,091
Wells Fargo Bank NA
5.85%, 02/01/37	1,550	1,575,424
6.60%, 01/15/38	1,200	1,308,432
Westpac Banking Corp.
4.42%, 07/24/39	829	684,794
2.96%, 11/16/40	1,000	664,419
3.13%, 11/18/41	926	618,929

		35,664,306

Beverages — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70%, 02/01/36	5,403	5,238,457
4.90%, 02/01/46	9,988	9,466,104
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	581,728
4.63%, 02/01/44	538	494,610
4.90%, 02/01/46	1,463	1,386,555
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,371,251
8.20%, 01/15/39	1,253	1,623,452
5.45%, 01/23/39	2,029	2,089,024
4.35%, 06/01/40	829	754,661
4.95%, 01/15/42	1,713	1,664,864
4.60%, 04/15/48	1,785	1,631,708
4.44%, 10/06/48(a)	523	466,264
5.55%, 01/23/49	3,539	3,672,551
4.50%, 06/01/50	2,000	1,825,877
4.75%, 04/15/58	1,300	1,188,129
5.80%, 01/23/59	1,629	1,744,963
Brown-Forman Corp.
4.00%, 04/15/38	413	362,555
4.50%, 07/15/45(a)	425	390,003
Coca-Cola Co.
2.50%, 06/01/40	829	613,758
2.88%, 05/05/41	613	476,077
4.20%, 03/25/50	450	415,139
2.60%, 06/01/50	1,279	878,627
3.00%, 03/05/51(a)	1,770	1,322,808
2.50%, 03/15/51	1,243	832,640

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (continued)
2.75%, 06/01/60(a)	$825	$559,190
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	500	491,605
Constellation Brands, Inc.
4.50%, 05/09/47	400	342,736
4.10%, 02/15/48	613	494,478
5.25%, 11/15/48	400	380,200
3.75%, 05/01/50	663	517,605
Diageo Capital PLC
5.88%, 09/30/36	500	531,158
3.88%, 04/29/43	931	779,550
Diageo Investment Corp.
7.45%, 04/15/35	350	418,056
4.25%, 05/11/42	163	145,110
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	500	435,010
4.42%, 12/15/46	413	349,964
5.09%, 05/25/48	250	235,357
3.80%, 05/01/50	663	514,152
3.35%, 03/15/51	413	292,423
4.50%, 04/15/52	1,163	1,018,217
Molson Coors Beverage Co.
5.00%, 05/01/42	1,150	1,073,244
4.20%, 07/15/46	1,463	1,201,260
PepsiCo, Inc.
5.50%, 01/15/40	450	483,738
3.50%, 03/19/40	250	210,001
2.63%, 10/21/41	563	421,231
4.00%, 03/05/42	500	442,859
3.60%, 08/13/42(a)	800	682,895
4.45%, 04/14/46	800	763,199
3.45%, 10/06/46	1,399	1,139,116
4.00%, 05/02/47	450	409,485
3.38%, 07/29/49	225	179,379
2.88%, 10/15/49	813	601,653
3.63%, 03/19/50	579	482,784
2.75%, 10/21/51	1,043	734,299
4.20%, 07/18/52	675	624,296
4.65%, 02/15/53	500	496,351
3.88%, 03/19/60	450	382,434

		58,324,840

Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	428,707
6.40%, 02/01/39	300	321,638
3.15%, 02/21/40	1,829	1,387,779
5.75%, 03/15/40(a)	350	348,771
2.80%, 08/15/41	911	644,347
5.15%, 11/15/41	663	633,454
5.60%, 03/02/43	3,200	3,182,289
4.40%, 05/01/45	2,045	1,754,491
4.56%, 06/15/48	1,263	1,103,169
3.38%, 02/21/50	2,029	1,457,009
4.66%, 06/15/51	3,628	3,198,055
3.00%, 01/15/52	1,160	768,272
4.20%, 02/22/52	810	662,594
4.88%, 03/01/53	400	363,976
5.65%, 03/02/53	4,050	4,062,218
2.77%, 09/01/53	829	509,346
4.40%, 02/22/62	1,075	878,546
5.75%, 03/02/63	2,670	2,683,887

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Baxalta, Inc., 5.25%, 06/23/45	$427	$413,805
Biogen, Inc.
5.20%, 09/15/45	1,000	988,334
3.15%, 05/01/50	1,387	935,294
3.25%, 02/15/51	496	341,129
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	1,074,248
4.00%, 09/01/36	750	672,204
2.60%, 10/01/40	1,030	739,599
5.65%, 12/01/41	869	906,966
4.80%, 04/01/44	1,761	1,665,210
4.50%, 02/01/45	1,753	1,582,893
4.75%, 03/01/46	2,393	2,242,602
4.15%, 03/01/47	1,253	1,074,845
2.80%, 10/01/50	1,294	863,321
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	439,375
Royalty Pharma PLC
3.30%, 09/02/40	829	586,061
3.55%, 09/02/50(a)	950	638,845
3.35%, 09/02/51	663	423,205

		39,976,484

Broadline Retail — 1.1%
Alibaba Group Holding Ltd.
4.50%, 11/28/34(a)	500	457,055
4.00%, 12/06/37	878	730,882
2.70%, 02/09/41(a)	950	632,320
4.20%, 12/06/47	1,451	1,127,195
3.15%, 02/09/51(a)	1,366	864,801
4.40%, 12/06/57	978	757,481
3.25%, 02/09/61	950	576,051
Amazon.com, Inc.
4.80%, 12/05/34	1,496	1,515,117
3.88%, 08/22/37	2,129	1,929,708
2.88%, 05/12/41	1,660	1,268,720
4.95%, 12/05/44	1,513	1,515,778
4.05%, 08/22/47	2,773	2,454,865
2.50%, 06/03/50(a)	2,279	1,484,364
3.10%, 05/12/51	3,309	2,420,996
3.95%, 04/13/52(a)	1,826	1,565,416
4.25%, 08/22/57	1,959	1,730,693
2.70%, 06/03/60	2,029	1,282,651
3.25%, 05/12/61	1,779	1,268,048
4.10%, 04/13/62(a)	1,129	962,440
TJX Cos., Inc., 4.50%, 04/15/50	413	380,577

		24,925,158

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40	1,279	984,877
3.58%, 04/05/50	1,843	1,367,203
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	324,500
Johnson Controls International PLC
6.00%, 01/15/36	300	309,929
4.63%, 07/02/44	620	546,922
5.13%, 09/14/45	400	377,112
4.50%, 02/15/47	383	332,434
4.95%, 07/02/64(c)	365	322,045
Lafarge SA, 7.13%, 07/15/36	400	437,856
Martin Marietta Materials, Inc.
4.25%, 12/15/47	513	425,056
3.20%, 07/15/51	725	500,086

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
4.50%, 05/15/47(a)	$350	$280,487
3.13%, 02/15/51	222	139,532
Owens Corning
7.00%, 12/01/36	300	327,258
4.30%, 07/15/47	350	286,660
4.40%, 01/30/48	329	272,074
Vulcan Materials Co.
4.50%, 06/15/47	713	626,007
4.70%, 03/01/48	400	356,324

		8,216,362

Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36(a)	2,776	3,010,012
3.30%, 04/15/40	1,061	858,793
5.40%, 09/15/40	413	423,328
5.95%, 04/01/41	913	995,692
4.20%, 04/01/43	770	686,132
4.88%, 02/15/44	900	875,526
4.40%, 03/15/45(a)	1,036	931,039
4.25%, 04/01/46(a)	1,479	1,307,902
3.90%, 06/15/47	979	825,013
4.50%, 12/06/48	1,379	1,268,502
3.13%, 12/15/49	1,146	825,638
3.35%, 04/15/50	1,298	981,271
2.38%, 03/15/51	1,145	698,224
2.75%, 09/15/51	913	606,057
3.63%, 04/15/52	1,358	1,070,867
4.95%, 09/15/52(a)	780	765,854
3.50%, 09/15/56	900	685,705
Lowe’s Cos., Inc.
5.50%, 10/15/35	900	908,655
5.00%, 04/15/40	329	309,118
2.80%, 09/15/41	1,213	854,236
4.38%, 09/15/45	829	692,905
3.70%, 04/15/46	1,250	962,222
4.05%, 05/03/47	1,579	1,266,571
5.13%, 04/15/50	750	703,879
3.00%, 10/15/50	1,719	1,125,002
3.50%, 04/01/51	829	590,520
4.25%, 04/01/52	1,108	896,802
5.63%, 04/15/53	1,145	1,137,768
5.75%, 07/01/53(a)	130	132,134
4.45%, 04/01/62	900	723,160
5.80%, 09/15/62	700	694,414

		27,812,941

Capital Markets — 0.4%
Brookfield Finance LLC, 3.45%, 04/15/50	450	301,198
Brookfield Finance, Inc.
4.70%, 09/20/47	713	604,149
3.50%, 03/30/51	581	390,766
3.63%, 02/15/52	279	190,699
CI Financial Corp., 4.10%, 06/15/51	709	433,471
Franklin Resources, Inc., 2.95%, 08/12/51	225	143,523
Invesco Finance PLC, 5.38%, 11/30/43	413	397,286
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	969,791
Legg Mason, Inc., 5.63%, 01/15/44	516	503,104
Nasdaq, Inc., 5.55%, 02/15/34	1,170	1,180,516
Raymond James Financial, Inc.
4.95%, 07/15/46	663	594,888

3

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Raymond James Financial, Inc. (continued)
3.75%, 04/01/51	$650	$488,149
S&P Global, Inc., 3.70%, 03/01/52	849	684,044
UBS Group AG, 4.88%, 05/15/45	1,932	1,739,039

		8,620,623

Chemicals — 1.6%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	708	527,556
2.80%, 05/15/50(a)	884	628,497
Albemarle Corp.
5.45%, 12/01/44(a)	350	324,603
5.65%, 06/01/52	400	375,756
CF Industries, Inc.
5.15%, 03/15/34	663	635,516
4.95%, 06/01/43	663	573,919
5.38%, 03/15/44	663	602,383
Dow Chemical Co.
4.25%, 10/01/34	378	342,654
9.40%, 05/15/39	479	648,405
5.25%, 11/15/41(a)	576	549,497
4.38%, 11/15/42	1,063	896,770
4.63%, 10/01/44	400	343,590
5.55%, 11/30/48	829	806,958
4.80%, 05/15/49	829	723,955
3.60%, 11/15/50(a)	963	710,375
6.90%, 05/15/53	850	961,325
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,320	1,308,486
5.42%, 11/15/48	1,793	1,766,216
Eastman Chemical Co.
4.80%, 09/01/42	463	399,906
4.65%, 10/15/44(a)	879	735,303
Ecolab, Inc.
3.95%, 12/01/47(a)	500	419,636
2.13%, 08/15/50	660	391,227
2.70%, 12/15/51	841	549,551
2.75%, 08/18/55	700	446,587
Emerson Electric Co.
5.25%, 11/15/39	250	252,215
2.75%, 10/15/50	829	542,451
2.80%, 12/21/51	807	539,334
FMC Corp.
4.50%, 10/01/49	407	310,432
6.38%, 05/18/53	420	418,961
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	315,452
5.00%, 09/26/48	763	652,167
Linde, Inc.
3.55%, 11/07/42(a)	500	403,751
2.00%, 08/10/50	233	131,702
LYB International Finance BV
5.25%, 07/15/43	700	635,102
4.88%, 03/15/44	938	813,597
LYB International Finance III LLC
3.38%, 10/01/40	741	547,809
4.20%, 10/15/49	786	603,425
4.20%, 05/01/50	963	738,092
3.63%, 04/01/51	953	660,463
3.80%, 10/01/60	480	326,908

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV, 4.63%, 02/26/55	$795	$645,921
Mosaic Co.
5.45%, 11/15/33	386	380,536
4.88%, 11/15/41	350	298,659
5.63%, 11/15/43	520	487,727
Nutrien Ltd.
4.13%, 03/15/35	350	308,702
5.88%, 12/01/36	410	413,002
5.63%, 12/01/40	600	582,513
6.13%, 01/15/41	350	358,273
4.90%, 06/01/43	413	368,624
5.25%, 01/15/45	520	480,151
5.00%, 04/01/49	620	552,739
3.95%, 05/13/50	413	317,687
5.80%, 03/27/53(a)	660	663,554
RPM International, Inc.
5.25%, 06/01/45	163	144,225
4.25%, 01/15/48	300	227,303
Sherwin-Williams Co.
4.55%, 08/01/45	400	341,933
4.50%, 06/01/47	1,079	943,064
3.80%, 08/15/49	727	559,913
3.30%, 05/15/50	500	351,720
2.90%, 03/15/52	500	323,840
Westlake Corp.
2.88%, 08/15/41	295	195,285
5.00%, 08/15/46	620	534,423
4.38%, 11/15/47	400	311,929
3.13%, 08/15/51	520	325,816
3.38%, 08/15/61	350	213,200

		33,891,271

Commercial Services & Supplies — 0.1%
GATX Corp.
5.20%, 03/15/44(a)	300	266,432
3.10%, 06/01/51	500	315,496
Republic Services, Inc., 5.00%, 04/01/34	710	705,444
Waste Management, Inc., 4.88%, 02/15/34	650	642,380

		1,929,752

Communications Equipment — 0.2%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	2,047,242
5.50%, 01/15/40	1,702	1,801,869
Juniper Networks, Inc., 5.95%, 03/15/41	413	400,801
Motorola Solutions, Inc., 5.50%, 09/01/44	300	286,077
Nokia OYJ, 6.63%, 05/15/39	500	485,599

		5,021,588

Construction Materials — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,036	965,707
4.20%, 05/15/47	600	521,661

		1,487,368

Consumer Discretionary(a) — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45	246	188,692
Quanta Services, Inc., 3.05%, 10/01/41	451	311,149

		499,841

Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	900	781,522

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Global Payments, Inc.
4.15%, 08/15/49	$743	$559,448
5.95%, 08/15/52	655	638,916
Mastercard, Inc.
3.80%, 11/21/46(a)	550	460,357
3.95%, 02/26/48(a)	450	390,378
3.65%, 06/01/49	963	793,889
3.85%, 03/26/50	1,419	1,211,330
2.95%, 03/15/51	704	507,278
Moody’s Corp.
2.75%, 08/19/41(a)	547	384,803
5.25%, 07/15/44	500	480,011
4.88%, 12/17/48	350	326,099
3.25%, 05/20/50	64	45,041
3.75%, 02/25/52	766	597,580
3.10%, 11/29/61	384	246,887
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	900	649,368
5.05%, 06/01/52(a)	780	768,504
5.25%, 06/01/62	430	416,914
S&P Global, Inc.
3.25%, 12/01/49	545	405,566
2.30%, 08/15/60	663	375,050
3.90%, 03/01/62	450	367,569
Visa, Inc.
4.15%, 12/14/35	1,413	1,342,679
2.70%, 04/15/40	829	630,843
4.30%, 12/14/45	3,181	2,947,976
3.65%, 09/15/47	676	565,014
2.00%, 08/15/50(a)	1,611	975,951
Western Union Co., 6.20%, 11/17/36	433	435,931

		17,304,904

Consumer Staples Distribution & Retail — 1.9%
Campbell Soup Co.
4.80%, 03/15/48	620	558,323
3.13%, 04/24/50	400	275,102
Conagra Brands, Inc.
5.30%, 11/01/38	829	783,043
5.40%, 11/01/48	973	915,035
Dollar General Corp.
4.13%, 04/03/50	429	328,956
5.50%, 11/01/52	250	236,193
Dollar Tree, Inc., 3.38%, 12/01/51	329	220,299
General Mills, Inc.
5.40%, 06/15/40	450	447,147
4.70%, 04/17/48(a)	400	365,548
3.00%, 02/01/51(a)	571	399,076
Ingredion, Inc., 3.90%, 06/01/50(a)	413	304,881
Kellogg Co., 4.50%, 04/01/46(a)	553	490,561
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	402,966
Kraft Heinz Foods Co.
5.00%, 07/15/35	671	662,357
6.88%, 01/26/39	813	912,622
4.63%, 10/01/39(a)	413	372,477
6.50%, 02/09/40	421	451,237
5.00%, 06/04/42	1,487	1,391,473
5.20%, 07/15/45	1,253	1,184,885
4.38%, 06/01/46(a)	2,700	2,288,437

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co. (continued)
4.88%, 10/01/49	$1,187	$1,081,112
5.50%, 06/01/50	763	756,491
Kroger Co.
6.90%, 04/15/38	350	388,359
5.40%, 07/15/40	900	858,458
5.15%, 08/01/43	309	282,907
3.88%, 10/15/46	413	316,257
4.45%, 02/01/47	829	714,667
4.65%, 01/15/48	413	360,971
5.40%, 01/15/49(a)	613	605,874
3.95%, 01/15/50(a)	575	462,008
Sysco Corp.
5.38%, 09/21/35	350	344,358
6.60%, 04/01/40	350	377,134
4.85%, 10/01/45	397	350,303
4.50%, 04/01/46	428	360,332
4.45%, 03/15/48	413	351,049
3.30%, 02/15/50	400	285,108
6.60%, 04/01/50(a)	1,179	1,335,930
3.15%, 12/14/51	1,000	689,200
Target Corp.
6.50%, 10/15/37	400	448,936
7.00%, 01/15/38(a)	655	781,532
4.00%, 07/01/42	950	847,841
3.63%, 04/15/46	702	562,204
3.90%, 11/15/47(a)	413	346,440
2.95%, 01/15/52(a)	850	587,456
4.80%, 01/15/53	1,000	950,094
Walgreens Boots Alliance, Inc.
4.50%, 11/18/34(a)	300	267,882
4.80%, 11/18/44	750	609,727
4.65%, 06/01/46(a)	450	356,988
4.10%, 04/15/50	829	590,467
Walmart, Inc.
5.25%, 09/01/35	1,200	1,268,707
6.50%, 08/15/37	1,000	1,170,546
6.20%, 04/15/38	650	742,275
3.95%, 06/28/38	500	456,631
5.63%, 04/01/40(a)	1,659	1,791,246
5.63%, 04/15/41	550	595,507
2.50%, 09/22/41(a)	854	626,668
4.30%, 04/22/44(a)	300	279,963
4.05%, 06/29/48	1,493	1,359,735
2.95%, 09/24/49	550	402,974
2.65%, 09/22/51	1,342	940,689
4.50%, 09/09/52	900	867,336
4.50%, 04/15/53	1,300	1,253,372

		41,016,352

Containers & Packaging — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	262,818
International Paper Co.
5.00%, 09/15/35	400	383,703
6.00%, 11/15/41	600	612,214
4.80%, 06/15/44	1,041	914,868
5.15%, 05/15/46	400	364,674
4.40%, 08/15/47	613	508,399
4.35%, 08/15/48(a)	675	562,604

5

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Packaging Corp. of America
4.05%, 12/15/49	$538	$422,678
3.05%, 10/01/51	620	407,412
Sonoco Products Co., 5.75%, 11/01/40(a)	450	443,638

		4,883,008

Diversified Consumer Services — 0.0%
University of Southern California, 4.98%, 10/01/53	315	318,584

Diversified REITs — 1.0%
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/34	843	674,304
4.75%, 04/15/35	510	475,779
4.85%, 04/15/49	163	135,968
4.00%, 02/01/50	629	475,909
3.00%, 05/18/51	880	546,963
3.55%, 03/15/52	1,030	717,746
5.15%, 04/15/53	345	317,734
American Homes 4 Rent LP
3.38%, 07/15/51	450	294,537
4.30%, 04/15/52	150	117,291
American Tower Corp.
3.70%, 10/15/49	600	427,435
3.10%, 06/15/50	928	599,058
2.95%, 01/15/51(a)	1,070	668,681
AvalonBay Communities, Inc., 3.90%, 10/15/46	663	508,606
Boston Properties LP(a)
2.45%, 10/01/33	829	599,503
6.50%, 01/15/34	400	404,878
Corporate Office Properties LP, 2.90%, 12/01/33	413	295,431
Crown Castle, Inc.
2.90%, 04/01/41	1,159	796,851
4.75%, 05/15/47	350	294,895
5.20%, 02/15/49	400	360,537
3.25%, 01/15/51(a)	900	602,237
Equinix, Inc.
3.00%, 07/15/50	514	331,955
2.95%, 09/15/51	200	126,122
3.40%, 02/15/52	660	457,258
ERP Operating LP
4.50%, 07/01/44	697	608,380
4.50%, 06/01/45	413	343,443
Essex Portfolio LP
4.50%, 03/15/48	300	242,490
2.65%, 09/01/50	329	188,016
Federal Realty OP LP, 4.50%, 12/01/44	500	392,643
Healthpeak OP LLC, 6.75%, 02/01/41	250	260,824
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	413	312,781
Kilroy Realty LP, 2.65%, 11/15/33(a)	329	225,351
Kimco Realty OP LLC
4.25%, 04/01/45	500	384,342
4.13%, 12/01/46(a)	250	185,241
4.45%, 09/01/47(a)	288	232,786
3.70%, 10/01/49(a)	413	298,839
Mid-America Apartments LP, 2.88%, 09/15/51	259	165,851
Prologis LP
5.13%, 01/15/34	425	424,850
4.38%, 09/15/48	496	420,872
3.05%, 03/01/50	200	136,913
3.00%, 04/15/50	700	475,468

Security	Par (000)	Value

Diversified REITs (continued)
Prologis LP (continued)
2.13%, 10/15/50	$400	$222,706
5.25%, 06/15/53	1,010	996,803
Regency Centers LP, 4.40%, 02/01/47	413	330,486
Simon Property Group LP
6.75%, 02/01/40	350	380,429
4.75%, 03/15/42	476	412,896
4.25%, 10/01/44	163	129,829
4.25%, 11/30/46	413	326,799
3.25%, 09/13/49	1,341	899,198
3.80%, 07/15/50(a)	829	616,756
5.85%, 03/08/53	600	606,084
Ventas Realty LP
5.70%, 09/30/43	550	516,304
4.88%, 04/15/49	300	253,160
Welltower OP LLC
6.50%, 03/15/41	350	362,527
4.95%, 09/01/48	450	401,868
Weyerhaeuser Co., 4.00%, 03/09/52	350	276,331

		22,260,944

Diversified Telecommunication Services — 3.7%
AT&T, Inc.
2.55%, 12/01/33	3,580	2,766,345
5.40%, 02/15/34	2,445	2,405,393
4.50%, 05/15/35	2,155	1,943,939
5.25%, 03/01/37	850	817,521
4.90%, 08/15/37	375	344,407
6.30%, 01/15/38	700	730,406
4.85%, 03/01/39	1,100	993,520
5.35%, 09/01/40	1,000	951,392
3.50%, 06/01/41	2,300	1,712,517
5.55%, 08/15/41	500	478,071
4.30%, 12/15/42(a)	1,350	1,112,100
3.10%, 02/01/43(a)	1,300	914,836
4.65%, 06/01/44	125	105,322
4.35%, 06/15/45	1,250	1,008,845
4.75%, 05/15/46(a)	2,000	1,703,880
5.15%, 11/15/46	680	614,484
5.65%, 02/15/47(a)	900	872,728
5.45%, 03/01/47(a)	300	284,179
4.50%, 03/09/48	1,850	1,514,470
4.55%, 03/09/49	850	699,714
5.15%, 02/15/50	500	452,539
3.65%, 06/01/51	3,100	2,190,732
3.30%, 02/01/52(a)	800	541,173
3.50%, 09/15/53	6,489	4,400,971
3.55%, 09/15/55	6,833	4,598,198
5.70%, 03/01/57	250	243,529
3.80%, 12/01/57	5,499	3,828,149
3.65%, 09/15/59	5,711	3,820,658
3.85%, 06/01/60(a)	1,400	977,533
3.50%, 02/01/61	750	494,847
Telefonica Emisiones SA
7.05%, 06/20/36	1,640	1,791,542
4.67%, 03/06/38	655	556,428
5.21%, 03/08/47	2,267	1,965,809
4.90%, 03/06/48	1,182	978,277
5.52%, 03/01/49	1,000	907,855
Verizon Communications, Inc.
4.50%, 08/10/33	2,200	2,055,699

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.40%, 11/01/34	$1,993	$1,823,491
4.27%, 01/15/36	2,036	1,818,034
5.25%, 03/16/37	800	788,468
4.81%, 03/15/39	1,242	1,139,727
2.65%, 11/20/40	3,213	2,195,461
3.40%, 03/22/41	3,586	2,724,679
2.85%, 09/03/41	1,288	905,367
3.85%, 11/01/42	163	129,627
6.55%, 09/15/43	900	988,483
4.13%, 08/15/46	950	770,942
4.86%, 08/21/46(a)	1,959	1,779,722
4.52%, 09/15/48	1,250	1,080,010
4.00%, 03/22/50	779	618,170
2.88%, 11/20/50	2,823	1,793,614
3.55%, 03/22/51	4,699	3,403,213
3.88%, 03/01/52(a)	1,322	1,019,825
5.01%, 08/21/54(a)	800	731,701
4.67%, 03/15/55(a)	750	659,244
2.99%, 10/30/56	3,089	1,902,598
3.00%, 11/20/60	2,025	1,227,080
3.70%, 03/22/61	2,712	1,921,716

		81,199,180

Education — 0.9%
American University, Series 2019, 3.67%, 04/01/49	111	87,135
Brown University, Series A, 2.92%, 09/01/50	225	160,701
California Institute of Technology
4.70%, 11/01/2111	250	212,416
3.65%, 09/01/2119	1,829	1,223,872
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122	279	264,888
Duke University
Series 2020, 2.68%, 10/01/44	225	163,444
Series 2020, 2.83%, 10/01/55	1,330	902,218
Emory University, Series 2020, 2.97%, 09/01/50	288	204,255
Ford Foundation, Series 2020, 2.82%, 06/01/70	2,520	1,563,203
George Washington University
4.87%, 09/15/45	26	24,610
Series 2014, 4.30%, 09/15/44	163	143,514
Series 2018, 4.13%, 09/15/48	606	511,631
Georgetown University, Series 20A, 2.94%, 04/01/50(a)	27	18,166
Howard University, Series 22A, 5.21%, 10/01/52	64	52,804
Leland Stanford Junior University
3.65%, 05/01/48	620	520,445
2.41%, 06/01/50	225	145,041
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,795,482
5.60%, 07/01/2111	413	454,833
4.68%, 07/01/2114	225	205,924
3.89%, 07/01/2116	1,000	756,274
Series F, 2.99%, 07/01/50	216	157,448
Series G, 2.29%, 07/01/51	101	62,906
Northwestern University
3.87%, 12/01/48	26	22,029
Series 2017, 3.66%, 12/01/57	1,000	800,848
President and Fellows of Harvard College
3.15%, 07/15/46	2,113	1,613,956
2.52%, 10/15/50	133	87,655

Security	Par (000)	Value

Education (continued)
President and Fellows of Harvard College (continued)
3.30%, 07/15/56	$579	$436,366
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	211,898
Thomas Jefferson University, 3.85%, 11/01/57(a)	66	47,350
Trustees of Boston College, 3.13%, 07/01/52	413	297,989
Trustees of Princeton University
5.70%, 03/01/39	413	453,144
4.20%, 03/01/52(a)	1,000	912,111
Series 2020, 2.52%, 07/01/50	346	232,150
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	72,896
Series 2020, 2.40%, 10/01/50	674	430,032
University of Chicago
3.00%, 10/01/52	2,000	1,415,510
Series C, 2.55%, 04/01/50(a)	64	43,069
University of Miami, Series 2022, 4.06%, 04/01/52	500	414,286
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48(a)	28	22,371
University of Southern California
3.03%, 10/01/39	130	105,100
2.81%, 10/01/50	63	42,896
Series 2017, 3.84%, 10/01/47	1,000	849,389
Series 21A, 2.95%, 10/01/51	883	612,192
Series A, 3.23%, 10/01/2120	61	36,987
Washington University
4.35%, 04/15/2122	29	23,765
Series 2022, 3.52%, 04/15/54(a)	1,350	1,067,083
William Marsh Rice University, 3.77%, 05/15/55	215	176,038
Yale University, Series 2020, 2.40%, 04/15/50	113	73,013

		20,131,333

Electric Utilities — 9.9%
AEP Texas, Inc.
3.45%, 05/15/51	829	584,600
5.25%, 05/15/52	880	834,780
Series H, 3.45%, 01/15/50	163	115,732
AEP Transmission Co. LLC
3.75%, 12/01/47	600	479,678
3.80%, 06/15/49	829	653,819
3.15%, 09/15/49	64	45,273
5.40%, 03/15/53	500	515,398
Series M, 3.65%, 04/01/50	413	321,082
Series N, 2.75%, 08/15/51	329	210,517
Series O, 4.50%, 06/15/52	2,000	1,786,794
Alabama Power Co.
6.13%, 05/15/38	829	866,454
3.85%, 12/01/42	500	414,289
3.75%, 03/01/45	618	484,815
4.30%, 01/02/46	163	137,465
3.45%, 10/01/49	120	88,218
3.13%, 07/15/51	496	339,090
3.00%, 03/15/52	550	370,871
Series B, 3.70%, 12/01/47	277	214,078
Ameren Illinois Co.
4.15%, 03/15/46	413	343,702
3.70%, 12/01/47	500	398,017
4.50%, 03/15/49	250	224,137
3.25%, 03/15/50	197	142,424

7

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Ameren Illinois Co. (continued)
5.90%, 12/01/52	$400	$432,660
American Electric Power Co., Inc., 3.25%,
03/01/50(a)	829	566,321
Appalachian Power Co.
4.40%, 05/15/44	163	133,452
4.45%, 06/01/45	250	207,180
Series Z, 3.70%, 05/01/50	650	483,804
Arizona Public Service Co.
5.05%, 09/01/41(a)	163	145,176
4.50%, 04/01/42	829	697,146
3.75%, 05/15/46	750	546,994
4.20%, 08/15/48	163	127,532
3.50%, 12/01/49	911	635,167
3.35%, 05/15/50	500	341,888
2.65%, 09/15/50	300	180,857
Avista Corp.
4.35%, 06/01/48	496	420,505
4.00%, 04/01/52	300	235,714
Baltimore Gas and Electric Co.
6.35%, 10/01/36	163	174,845
3.50%, 08/15/46	579	430,551
3.75%, 08/15/47	800	623,516
3.20%, 09/15/49	145	102,114
2.90%, 06/15/50	371	246,619
4.55%, 06/01/52	630	560,089
5.40%, 06/01/53	510	518,910
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,643,141
5.95%, 05/15/37	829	853,630
5.15%, 11/15/43	563	527,964
4.50%, 02/01/45	679	583,570
3.80%, 07/15/48	413	315,087
4.45%, 01/15/49	963	816,704
4.25%, 10/15/50	829	669,862
2.85%, 05/15/51	1,429	920,567
4.60%, 05/01/53(a)	1,029	872,060
Black Hills Corp.
4.20%, 09/15/46	250	194,288
3.88%, 10/15/49	288	209,726
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	20,341
4.50%, 04/01/44	800	711,116
3.95%, 03/01/48	163	134,151
5.30%, 04/01/53	60	61,042
Series AJ, 4.85%, 10/01/52	500	471,242
Series AC, 4.25%, 02/01/49	950	816,520
Series AD, 2.90%, 07/01/50	250	167,005
Series AF, 3.35%, 04/01/51	413	305,803
Series AH, 3.60%, 03/01/52	800	614,683
CenterPoint Energy, Inc., 3.70%, 09/01/49	163	120,162
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	248,040
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	210	207,045
Commonwealth Edison Co.
5.90%, 03/15/36	800	831,234
6.45%, 01/15/38	350	380,949
3.80%, 10/01/42	320	262,460
4.60%, 08/15/43(a)	300	271,743
3.70%, 03/01/45	163	128,818
4.35%, 11/15/45	800	695,281
3.65%, 06/15/46	620	479,898

Security	Par (000)	Value

Electric Utilities (continued)
Commonwealth Edison Co. (continued)
4.00%, 03/01/48	$829	$688,010
4.00%, 03/01/49	829	675,983
3.00%, 03/01/50	413	281,917
5.30%, 02/01/53	440	444,001
Series 123, 3.75%, 08/15/47	900	710,717
Series 127, 3.20%, 11/15/49	505	355,887
Series 130, 3.13%, 03/15/51	329	230,525
Series 131, 2.75%, 09/01/51	413	262,961
Series 133, 3.85%, 03/15/52	659	526,263
Connecticut Light and Power Co.
4.30%, 04/15/44	450	387,259
4.00%, 04/01/48	1,200	1,010,831
5.25%, 01/15/53(a)	500	501,970
Series A, 4.15%, 06/01/45	600	510,253
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	399,174
3.95%, 03/01/43	547	446,386
4.45%, 03/15/44	663	575,336
4.50%, 12/01/45	563	485,588
3.85%, 06/15/46	829	640,809
3.20%, 12/01/51	450	310,842
6.15%, 11/15/52	500	549,458
4.63%, 12/01/54	600	522,825
4.50%, 05/15/58	829	695,704
3.70%, 11/15/59	480	347,668
3.60%, 06/15/61	620	442,948
Series 06-A, 5.85%, 03/15/36	1,000	1,020,033
Series 07-A, 6.30%, 08/15/37	393	417,001
Series 09-C, 5.50%, 12/01/39	867	850,970
Series 12-A, 4.20%, 03/15/42	329	278,248
Series 2017, 3.88%, 06/15/47	400	315,778
Series 20B, 3.95%, 04/01/50(a)	829	672,231
Series A, 4.13%, 05/15/49	913	737,587
Series C, 4.30%, 12/01/56	413	338,441
Series C, 4.00%, 11/15/57	620	484,153
Series C, 3.00%, 12/01/60	660	416,179
Series E, 4.65%, 12/01/48	413	362,528
Constellation Energy Generation LLC
6.25%, 10/01/39	697	717,315
5.75%, 10/01/41	413	400,908
5.60%, 06/15/42	869	838,387
Consumers Energy Co.
3.25%, 08/15/46	1,000	728,563
4.05%, 05/15/48	450	377,232
4.35%, 04/15/49	829	721,720
3.10%, 08/15/50	440	308,140
3.50%, 08/01/51	829	625,433
2.65%, 08/15/52	34	21,794
4.20%, 09/01/52	510	432,439
2.50%, 05/01/60	874	496,799
Dayton Power & Light Co., 3.95%, 06/15/49(a)	350	271,269
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	812,951
4.60%, 06/15/43	163	147,146
5.10%, 06/01/65(a)	413	395,907
Dominion Energy, Inc.
7.00%, 06/15/38	163	179,481
4.70%, 12/01/44	829	714,760
Series A, 4.60%, 03/15/49	413	354,649
Series B, 5.95%, 06/15/35	290	299,479

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series B, 4.85%, 08/15/52	$400	$356,898
Series C, 3.30%, 04/15/41(a)	225	166,072
Series C, 4.90%, 08/01/41	409	368,327
DTE Electric Co.
4.30%, 07/01/44	300	257,205
3.70%, 03/15/45	534	420,386
3.70%, 06/01/46	163	125,488
3.75%, 08/15/47	630	491,364
3.95%, 03/01/49(a)	750	614,059
2.95%, 03/01/50	829	561,013
5.40%, 04/01/53(a)	400	411,559
Series A, 4.00%, 04/01/43	97	80,379
Series A, 4.05%, 05/15/48	163	136,150
Series B, 3.25%, 04/01/51	579	415,985
Series B, 3.65%, 03/01/52	117	90,505
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	430,427
6.00%, 01/15/38	900	942,203
6.05%, 04/15/38	511	538,759
5.30%, 02/15/40	963	958,254
4.25%, 12/15/41	829	710,030
4.00%, 09/30/42	1,113	921,513
3.88%, 03/15/46	800	631,305
3.70%, 12/01/47	413	319,789
3.95%, 03/15/48	329	264,506
3.20%, 08/15/49	769	544,502
3.45%, 04/15/51	225	163,357
3.55%, 03/15/52	892	666,062
5.35%, 01/15/53	750	752,915
5.40%, 01/15/54	382	385,776
Duke Energy Corp.
3.30%, 06/15/41	279	205,425
4.80%, 12/15/45(a)	463	413,406
3.75%, 09/01/46	1,243	948,750
3.95%, 08/15/47	413	316,621
4.20%, 06/15/49	413	330,459
3.50%, 06/15/51	829	592,884
5.00%, 08/15/52(a)	800	726,788
Duke Energy Florida LLC
6.35%, 09/15/37	450	487,471
6.40%, 06/15/38	600	658,152
5.65%, 04/01/40	300	305,101
3.40%, 10/01/46	863	638,376
3.00%, 12/15/51(a)	300	203,712
5.95%, 11/15/52(a)	525	566,234
Duke Energy Indiana LLC
6.12%, 10/15/35	500	517,683
6.35%, 08/15/38	450	485,419
6.45%, 04/01/39	200	216,110
3.75%, 05/15/46	413	314,880
2.75%, 04/01/50	500	316,492
5.40%, 04/01/53	450	452,032
Series WWW, 4.90%, 07/15/43	163	153,625
Series YYY, 3.25%, 10/01/49	800	560,860
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	122,388
5.65%, 04/01/53	125	128,442
Duke Energy Progress LLC
6.30%, 04/01/38	300	319,959
4.10%, 05/15/42	797	671,143

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC (continued)
4.10%, 03/15/43	$863	$719,629
4.38%, 03/30/44	326	279,669
4.15%, 12/01/44	413	345,057
4.20%, 08/15/45	963	795,176
3.70%, 10/15/46	413	318,997
3.60%, 09/15/47	829	630,768
2.50%, 08/15/50	413	254,688
2.90%, 08/15/51	1,026	677,751
4.00%, 04/01/52	100	80,693
5.35%, 03/15/53	300	300,343
El Paso Electric Co., 6.00%, 05/15/35	413	417,021
Emera U.S. Finance LP, 4.75%, 06/15/46	988	794,021
Entergy Arkansas LLC
4.20%, 04/01/49	450	372,299
2.65%, 06/15/51	975	603,854
3.35%, 06/15/52	413	294,342
Entergy Corp., 3.75%, 06/15/50	464	336,773
Entergy Louisiana LLC
3.10%, 06/15/41(a)	400	299,481
4.95%, 01/15/45	350	319,383
4.20%, 09/01/48	613	506,691
4.20%, 04/01/50	829	688,769
2.90%, 03/15/51	493	319,959
4.75%, 09/15/52	500	452,768
Entergy Mississippi LLC
3.85%, 06/01/49	413	318,663
3.50%, 06/01/51	350	253,061
Entergy Texas, Inc.
4.50%, 03/30/39	400	357,555
3.55%, 09/30/49	130	96,028
5.00%, 09/15/52(a)	200	186,176
Evergy Kansas Central, Inc.
4.13%, 03/01/42	400	333,167
4.10%, 04/01/43	350	286,870
4.25%, 12/01/45	829	680,175
3.25%, 09/01/49	413	292,956
3.45%, 04/15/50	413	302,647
5.70%, 03/15/53(a)	145	148,556
Evergy Metro, Inc.
5.30%, 10/01/41	340	329,246
Series 2019, 4.13%, 04/01/49	550	439,904
Eversource Energy, 3.45%, 01/15/50	629	462,319
Exelon Corp.
4.95%, 06/15/35	700	666,776
5.63%, 06/15/35	300	303,583
5.10%, 06/15/45	763	714,245
4.45%, 04/15/46	600	513,450
4.70%, 04/15/50	713	628,780
5.60%, 03/15/53	670	668,743
Series WI, 4.10%, 03/15/52	959	766,551
Florida Power & Light Co.
4.95%, 06/01/35	1,055	1,051,043
5.95%, 02/01/38	800	855,400
5.96%, 04/01/39	250	268,642
5.69%, 03/01/40	413	430,948
5.25%, 02/01/41	413	411,829
4.13%, 02/01/42	413	358,426
4.05%, 06/01/42	700	602,450
3.80%, 12/15/42	400	333,361
4.05%, 10/01/44	620	532,766

9

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Florida Power & Light Co. (continued)
3.70%, 12/01/47	$829	$661,686
3.95%, 03/01/48	1,013	843,954
4.13%, 06/01/48	413	352,716
3.99%, 03/01/49	413	343,733
3.15%, 10/01/49	733	526,826
2.88%, 12/04/51	1,200	817,132
5.30%, 04/01/53	445	457,127
Georgia Power Co.
4.30%, 03/15/42	829	715,246
4.30%, 03/15/43	340	287,039
5.13%, 05/15/52	930	895,339
Series A, 3.25%, 03/15/51	600	423,654
Series B, 3.70%, 01/30/50(a)	829	639,007
Iberdrola International BV, 6.75%, 07/15/36(a)	400	449,838
Idaho Power Co.
5.50%, 03/15/53(a)	220	223,494
Series K, 4.20%, 03/01/48	400	335,886
Indiana Michigan Power Co.
6.05%, 03/15/37	513	532,822
4.25%, 08/15/48	163	134,720
5.63%, 04/01/53	305	316,042
Series K, 4.55%, 03/15/46(a)	96	84,338
Series L, 3.75%, 07/01/47	829	636,372
Interstate Power and Light Co.
6.25%, 07/15/39	260	270,874
3.70%, 09/15/46	413	306,189
3.50%, 09/30/49	477	344,580
3.10%, 11/30/51	355	231,995
ITC Holdings Corp., 5.30%, 07/01/43	200	186,738
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	650	608,243
Kentucky Utilities Co.
5.13%, 11/01/40	850	814,711
4.38%, 10/01/45	829	689,875
3.30%, 06/01/50	225	160,751
Louisville Gas and Electric Co., 4.25%, 04/01/49	829	690,408
MidAmerican Energy Co.
5.80%, 10/15/36	300	311,319
4.80%, 09/15/43(a)	163	150,573
4.40%, 10/15/44(a)	829	721,298
4.25%, 05/01/46(a)	300	251,607
3.95%, 08/01/47	400	322,178
3.65%, 08/01/48	413	316,158
4.25%, 07/15/49	1,243	1,046,636
3.15%, 04/15/50	513	356,220
2.70%, 08/01/52	225	140,556
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	413	346,179
Series B, 3.10%, 07/30/51(a)	413	271,158
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	228,106
4.30%, 03/15/49	413	344,602
Nevada Power Co.
Series EE, 3.13%, 08/01/50	329	212,959
Series GG, 5.90%, 05/01/53	100	102,482
Series N, 6.65%, 04/01/36	600	644,590
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52(a)	454	297,679
5.25%, 02/28/53	950	908,398

Security	Par (000)	Value

Electric Utilities (continued)
Northern States Power Co.
6.20%, 07/01/37	$400	$431,699
5.35%, 11/01/39	350	350,999
3.40%, 08/15/42	130	101,264
4.13%, 05/15/44	250	210,868
4.00%, 08/15/45	250	203,674
3.60%, 05/15/46	500	383,075
3.60%, 09/15/47	953	738,022
2.90%, 03/01/50	366	247,573
2.60%, 06/01/51	700	442,312
3.20%, 04/01/52	145	101,923
4.50%, 06/01/52	626	560,289
5.10%, 05/15/53	600	586,743
NorthWestern Corp., 4.18%, 11/15/44	350	284,996
NSTAR Electric Co.
3.10%, 06/01/51(a)	250	172,662
4.55%, 06/01/52	381	342,837
4.95%, 09/15/52	300	290,351
Oglethorpe Power Corp.
5.95%, 11/01/39	350	348,870
5.38%, 11/01/40	300	278,658
4.50%, 04/01/47	479	392,315
5.05%, 10/01/48	829	732,938
3.75%, 08/01/50	163	119,982
Ohio Edison Co., 6.88%, 07/15/36	300	332,189
Ohio Power Co.
4.15%, 04/01/48	829	677,198
Series R, 2.90%, 10/01/51	609	396,826
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	500	406,085
5.60%, 04/01/53	170	173,253
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	163	162,549
4.55%, 12/01/41	350	318,900
5.30%, 06/01/42	295	296,250
3.75%, 04/01/45	163	131,393
3.80%, 09/30/47	279	222,916
4.10%, 11/15/48	413	343,614
3.80%, 06/01/49	829	662,994
3.10%, 09/15/49	809	567,053
3.70%, 05/15/50	300	233,245
2.70%, 11/15/51	626	401,747
4.60%, 06/01/52	500	453,112
4.95%, 09/15/52	800	765,126
Pacific Gas and Electric Co.
4.50%, 07/01/40	1,659	1,305,565
3.30%, 08/01/40	741	509,244
4.20%, 06/01/41	712	527,490
4.45%, 04/15/42	450	341,837
4.60%, 06/15/43	350	264,451
4.75%, 02/15/44	413	321,556
4.30%, 03/15/45	476	342,430
4.25%, 03/15/46	700	491,543
4.00%, 12/01/46(a)	510	343,112
3.95%, 12/01/47	655	450,216
4.95%, 07/01/50	2,646	2,116,056
3.50%, 08/01/50(a)	1,745	1,130,202
5.25%, 03/01/52	543	444,230
6.75%, 01/15/53	1,205	1,206,584
6.70%, 04/01/53	665	664,211

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PacifiCorp.
5.25%, 06/15/35	$163	$156,037
5.75%, 04/01/37	500	487,508
6.25%, 10/15/37	700	716,602
6.35%, 07/15/38(a)	243	244,967
6.00%, 01/15/39	500	499,792
4.10%, 02/01/42	163	127,905
4.13%, 01/15/49	829	630,674
4.15%, 02/15/50	663	502,039
3.30%, 03/15/51	1,000	663,259
2.90%, 06/15/52	926	565,393
5.35%, 12/01/53	950	844,601
5.50%, 05/15/54(a)	1,135	1,032,741
PECO Energy Co.
5.95%, 10/01/36	260	273,540
3.90%, 03/01/48	829	676,448
3.00%, 09/15/49	126	86,236
3.05%, 03/15/51	57	39,120
2.85%, 09/15/51	243	158,444
4.60%, 05/15/52	300	269,827
4.38%, 08/15/52	200	175,502
Potomac Electric Power Co.
6.50%, 11/15/37	450	495,981
4.15%, 03/15/43	563	479,456
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	272,952
4.75%, 07/15/43(a)	163	150,603
4.15%, 10/01/45	300	253,312
3.95%, 06/01/47	400	329,890
4.15%, 06/15/48	400	338,784
3.00%, 10/01/49	110	76,360
5.25%, 05/15/53	500	502,107
Progress Energy, Inc., 6.00%, 12/01/39	800	808,551
Public Service Co. of Colorado
3.60%, 09/15/42	163	126,364
3.80%, 06/15/47	829	637,772
4.05%, 09/15/49	829	667,071
5.25%, 04/01/53	1,000	957,128
Series 34, 3.20%, 03/01/50	650	452,694
Series 36, 2.70%, 01/15/51	660	411,899
Series 39, 4.50%, 06/01/52	300	258,301
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	177,407
5.15%, 01/15/53	350	347,325
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	130	86,202
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	299,438
3.95%, 05/01/42	385	322,654
3.80%, 01/01/43(a)	260	215,865
3.80%, 03/01/46	1,036	834,633
3.60%, 12/01/47	250	197,432
4.05%, 05/01/48	350	293,373
3.85%, 05/01/49	413	336,519
3.20%, 08/01/49(a)	300	219,397
3.15%, 01/01/50	329	236,722
2.70%, 05/01/50	300	198,777
2.05%, 08/01/50	300	172,983
3.00%, 03/01/51(a)	829	577,104

Security	Par (000)	Value

Electric Utilities (continued)
Puget Sound Energy, Inc.
6.27%, 03/15/37	$400	$420,645
5.76%, 10/01/39	300	300,934
5.80%, 03/15/40	413	413,899
5.64%, 04/15/41	250	249,297
4.30%, 05/20/45	400	332,309
4.22%, 06/15/48	413	342,553
3.25%, 09/15/49	620	435,522
2.89%, 09/15/51	300	195,790
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	410,988
4.15%, 05/15/48	829	688,685
3.70%, 03/15/52	400	302,603
5.35%, 04/01/53(a)	870	864,783
Series RRR, 3.75%, 06/01/47	300	232,584
Series TTT, 4.10%, 06/15/49	700	565,637
Series UUU, 3.32%, 04/15/50	300	212,298
Series WWW, 2.95%, 08/15/51	600	405,347
Sempra
3.80%, 02/01/38	1,329	1,103,351
6.00%, 10/15/39	700	711,178
4.00%, 02/01/48	829	646,133
Southern California Edison Co.
6.00%, 01/15/34	1,243	1,290,967
5.63%, 02/01/36	300	296,949
6.05%, 03/15/39	700	719,321
4.50%, 09/01/40	829	713,841
4.05%, 03/15/42	340	273,662
4.65%, 10/01/43	1,038	905,713
4.00%, 04/01/47	1,479	1,185,874
3.65%, 02/01/50	1,029	770,686
3.45%, 02/01/52	880	622,012
5.70%, 03/01/53	465	465,419
5.88%, 12/01/53	420	431,272
Series 04-G, 5.75%, 04/01/35	300	302,305
Series 05-E, 5.35%, 07/15/35	300	297,186
Series 08-A, 5.95%, 02/01/38	413	424,089
Series 13-A, 3.90%, 03/15/43	307	239,838
Series 20A, 2.95%, 02/01/51	1,000	654,370
Series B, 4.88%, 03/01/49	413	367,833
Series C, 3.60%, 02/01/45	163	119,258
Series C, 4.13%, 03/01/48	1,279	1,038,371
Series E, 5.45%, 06/01/52	243	234,057
Series H, 3.65%, 06/01/51	229	166,995
Southern Co.
4.25%, 07/01/36	550	487,086
4.40%, 07/01/46	1,920	1,637,220
Southern Power Co.
5.15%, 09/15/41	900	833,035
5.25%, 07/15/43	413	378,963
Series F, 4.95%, 12/15/46	829	728,537
Southwestern Electric Power Co.
6.20%, 03/15/40(a)	300	306,750
3.25%, 11/01/51	329	219,273
Series J, 3.90%, 04/01/45	340	257,805
Series L, 3.85%, 02/01/48	413	310,361
Southwestern Public Service Co.
3.40%, 08/15/46	250	177,050
3.70%, 08/15/47	413	312,998
3.75%, 06/15/49	829	633,426

11

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Southwestern Public Service Co. (continued)
Series 8, 3.15%, 05/01/50	$329	$224,699
Tampa Electric Co.
4.10%, 06/15/42	163	134,434
4.35%, 05/15/44	300	252,333
4.30%, 06/15/48	329	272,760
4.45%, 06/15/49	1,036	875,525
3.63%, 06/15/50	300	221,602
5.00%, 07/15/52(a)	175	160,456
Toledo Edison Co., 6.15%, 05/15/37	26	27,242
Tucson Electric Power Co.
4.85%, 12/01/48	163	143,458
4.00%, 06/15/50	500	383,997
3.25%, 05/01/51	130	86,855
5.50%, 04/15/53	250	246,700
Union Electric Co.
5.30%, 08/01/37	300	294,131
3.90%, 09/15/42	1,000	807,996
3.65%, 04/15/45	285	218,559
4.00%, 04/01/48	829	666,364
3.25%, 10/01/49	413	288,707
3.90%, 04/01/52	579	469,868
5.45%, 03/15/53(a)	300	304,071
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	1,054,187
8.88%, 11/15/38	950	1,251,187
4.00%, 01/15/43	463	386,145
4.45%, 02/15/44	538	462,569
4.60%, 12/01/48	374	331,720
3.30%, 12/01/49	209	149,825
2.45%, 12/15/50	891	534,641
2.95%, 11/15/51	913	609,175
5.45%, 04/01/53	1,010	1,015,501
Series A, 6.00%, 05/15/37	863	903,100
Series B, 6.00%, 01/15/36	829	864,629
Series B, 4.20%, 05/15/45	300	247,929
Series B, 3.80%, 09/15/47	413	320,606
Series C, 4.00%, 11/15/46	225	177,717
Series C, 4.63%, 05/15/52	529	470,465
Series D, 4.65%, 08/15/43	413	366,345
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	501,894
4.30%, 10/15/48	620	527,309
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	212,195
Wisconsin Public Service Corp.
4.75%, 11/01/44	400	355,600
3.30%, 09/01/49	516	367,297
2.85%, 12/01/51	153	100,060
Xcel Energy, Inc.
6.50%, 07/01/36	650	687,162
3.50%, 12/01/49	680	489,581

		215,705,494

Electrical Equipment — 0.1%
Eaton Corp.
4.15%, 11/02/42	913	800,780
4.70%, 08/23/52	800	757,044

Security	Par (000)	Value

Electrical Equipment (continued)
Fortive Corp., 4.30%, 06/15/46	$500	$399,543
Rockwell Automation, Inc., 4.20%, 03/01/49	479	426,058

		2,383,425

Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	484,015
Corning, Inc.
5.75%, 08/15/40	350	349,714
4.75%, 03/15/42(a)	550	497,660
5.35%, 11/15/48(a)	620	593,784
3.90%, 11/15/49	163	120,533
4.38%, 11/15/57	620	506,758
5.85%, 11/15/68	496	481,849
5.45%, 11/15/79	963	884,067
Rockwell Automation, Inc., 2.80%, 08/15/61(a)	410	260,338
Tyco Electronics Group SA, 7.13%, 10/01/37	400	458,712

		4,637,430

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	945,603
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	1,243	1,020,523
Halliburton Co.
4.85%, 11/15/35(a)	829	782,966
6.70%, 09/15/38	800	879,156
7.45%, 09/15/39	850	988,468
4.50%, 11/15/41	450	385,345
4.75%, 08/01/43	736	648,311
5.00%, 11/15/45(a)	1,859	1,701,697
NOV, Inc., 3.95%, 12/01/42	847	632,215

		7,984,284

Entertainment — 0.2%
Warnermedia Holdings, Inc., 5.05%, 03/15/42	4,150	3,450,150

Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52	66	54,839
Republic Services, Inc.
6.20%, 03/01/40	400	430,084
5.70%, 05/15/41	600	624,070
3.05%, 03/01/50	350	245,834
Waste Connections, Inc.
3.05%, 04/01/50	379	262,501
2.95%, 01/15/52(a)	650	437,887
Waste Management, Inc.
2.95%, 06/01/41	470	347,085
4.10%, 03/01/45	355	304,514
4.15%, 07/15/49	413	356,688
2.50%, 11/15/50	450	284,082

		3,347,584

Financial Services — 6.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33	1,350	1,079,688
3.85%, 10/29/41(a)	1,350	1,021,669
Bank of America Corp.
6.11%, 01/29/37	1,500	1,579,392
7.75%, 05/14/38	1,550	1,857,037

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
5.88%, 02/07/42	$1,661	$1,770,168
5.00%, 01/21/44	2,186	2,107,651
4.88%, 04/01/44	829	795,921
(1-day SOFR + 1.56%), 2.97%, 07/21/52(b)	1,630	1,117,073
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,589	2,767,586
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	825	546,524
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	4,139	2,931,415
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	496	399,739
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,579	1,359,646
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,809	2,459,724
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,243	1,985,237
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,053	1,829,515
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	5,085	4,238,757
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	841	632,014
Barclays PLC
5.25%, 08/17/45(a)	1,250	1,173,579
4.95%, 01/10/47	1,478	1,343,013
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	928	660,370
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	685,965
Citigroup, Inc.
8.13%, 07/15/39	1,975	2,506,170
5.88%, 01/30/42	1,623	1,698,027
6.68%, 09/13/43	163	176,155
5.30%, 05/06/44	413	383,734
4.65%, 07/30/45	2,070	1,846,252
4.75%, 05/18/46	2,243	1,928,964
4.65%, 07/23/48	2,393	2,158,293
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,208	855,727
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	990	960,959
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	829	717,800
CME Group, Inc.
5.30%, 09/15/43	829	854,111
4.15%, 06/15/48(a)	650	580,105
Corebridge Financial, Inc.
4.35%, 04/05/42	525	426,667
4.40%, 04/05/52	1,155	926,370
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35(a)	1,000	942,535
Goldman Sachs Group, Inc.
6.45%, 05/01/36	500	524,747
6.75%, 10/01/37	4,949	5,363,151
6.25%, 02/01/41	2,529	2,713,546
4.80%, 07/08/44	1,636	1,503,446
5.15%, 05/22/45	2,243	2,108,862
4.75%, 10/21/45	1,500	1,370,897
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,174,586
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,690,086
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	1,504	1,148,796
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	2,309	1,959,320

Security	Par (000)	Value

Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	$1,579	$1,394,929
HSBC Holdings PLC
6.50%, 05/02/36	1,803	1,795,545
6.50%, 09/15/37	2,440	2,464,813
6.80%, 06/01/38	1,350	1,378,284
6.10%, 01/14/42(a)	1,529	1,638,569
5.25%, 03/14/44(a)	1,418	1,307,022
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,029	725,165
4.25%, 09/21/48	1,413	1,224,596
3.00%, 06/15/50	1,259	871,349
4.95%, 06/15/52	1,046	1,000,729
3.00%, 09/15/60	1,285	821,578
5.20%, 06/15/62(a)	1,025	1,002,526
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,867,356
5.50%, 10/15/40(a)	1,259	1,305,451
5.60%, 07/15/41	1,804	1,880,377
5.40%, 01/06/42(a)	1,329	1,365,242
5.63%, 08/16/43(a)	1,413	1,454,831
4.85%, 02/01/44	1,026	988,754
4.95%, 06/01/45	1,536	1,435,423
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	908	687,575
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	2,791	2,049,642
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,109	1,484,828
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	1,900	1,543,717
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	1,493	1,032,766
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	1,700	1,467,931
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	2,323	1,911,234
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,513	1,256,938
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	2,029	1,751,487
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,261,780
Kimberly-Clark Corp.
6.63%, 08/01/37	600	694,892
5.30%, 03/01/41	413	421,358
3.20%, 07/30/46	136	101,454
3.90%, 05/04/47	620	525,979
2.88%, 02/07/50(a)	660	467,512
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	971	869,828
4.34%, 01/09/48	1,001	773,736
(5-year CMT + 1.50%), 3.37%, 12/14/46(a)(b)	1,150	774,256
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	163	145,549
4.15%, 03/07/39	450	399,878
3.75%, 07/18/39	1,832	1,544,664
Morgan Stanley
3.97%, 07/22/38(b)	1,979	1,688,844
6.38%, 07/24/42(a)	1,719	1,927,143
4.30%, 01/27/45	2,479	2,178,091
4.38%, 01/22/47	1,000	893,316

13

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	$2,064	$1,353,234
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	1,000	755,604
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,579	1,646,642
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,489	2,241,325
Nasdaq, Inc.
2.50%, 12/21/40	600	400,332
3.25%, 04/28/50(a)	430	292,104
3.95%, 03/07/52	2,750	2,115,201
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	336,388
2.93%, 09/17/41(a)	780	539,586
3.05%, 01/14/42(a)	450	338,518
6.18%, 07/13/43	950	988,653
Voya Financial, Inc.
5.70%, 07/15/43	413	392,619
4.80%, 06/15/46	255	206,110

		137,244,242

Food Products — 0.4%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	721,973
4.02%, 04/16/43	59	49,954
3.75%, 09/15/47	429	347,672
4.50%, 03/15/49	829	761,971
2.70%, 09/15/51	600	400,252
Hershey Co.
3.13%, 11/15/49	413	300,332
2.65%, 06/01/50	300	197,806
Hormel Foods Corp., 3.05%, 06/03/51	413	288,846
J M Smucker Co.
4.25%, 03/15/35	513	463,263
2.75%, 09/15/41	300	206,512
4.38%, 03/15/45	413	351,913
3.55%, 03/15/50	330	238,418
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)
4.38%, 02/02/52	850	611,894
6.50%, 12/01/52	1,450	1,417,209
Mondelez International, Inc., 2.63%, 09/04/50	880	571,888
Tyson Foods, Inc.
4.88%, 08/15/34(a)	425	408,556
5.15%, 08/15/44	413	373,490
4.55%, 06/02/47	663	548,263
5.10%, 09/28/48	1,393	1,254,155

		9,514,367

Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	276,447
6.15%, 05/01/37	650	716,265
5.75%, 05/01/40	750	793,289
5.05%, 03/01/41	450	440,241
5.40%, 06/01/41	500	505,986
4.95%, 09/15/41	250	242,506
4.40%, 03/15/42	647	582,074
4.38%, 09/01/42	563	503,973
4.45%, 03/15/43	830	747,360
5.15%, 09/01/43	713	703,240
4.90%, 04/01/44	1,013	978,400

Security	Par (000)	Value

Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.55%, 09/01/44	$813	$747,144
4.15%, 04/01/45	1,013	878,520
4.70%, 09/01/45	413	381,413
3.90%, 08/01/46	309	252,993
4.13%, 06/15/47	763	652,030
4.05%, 06/15/48	829	701,622
4.15%, 12/15/48	413	355,861
3.55%, 02/15/50	931	735,510
3.05%, 02/15/51	329	229,986
3.30%, 09/15/51	829	612,874
2.88%, 06/15/52	650	439,467
4.45%, 01/15/53	800	727,563
5.20%, 04/15/54	1,410	1,416,747
Canadian National Railway Co.
6.25%, 08/01/34	400	438,880
6.20%, 06/01/36	450	492,329
6.38%, 11/15/37	250	277,438
3.20%, 08/02/46	660	486,261
3.65%, 02/03/48	493	397,455
2.45%, 05/01/50	1,174	735,877
4.40%, 08/05/52	580	526,213
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	157,984
5.95%, 05/15/37	500	523,133
3.00%, 12/02/41(a)	992	803,022
4.30%, 05/15/43	400	346,712
4.80%, 08/01/45	519	477,324
4.95%, 08/15/45	450	419,516
4.70%, 05/01/48	413	371,780
3.50%, 05/01/50	413	311,780
3.10%, 12/02/51(a)	1,792	1,251,448
4.20%, 11/15/69	377	293,728
6.13%, 09/15/2115	763	780,236
CSX Corp.
6.00%, 10/01/36	300	316,042
6.15%, 05/01/37	650	702,393
6.22%, 04/30/40	550	594,620
5.50%, 04/15/41	500	506,543
4.75%, 05/30/42	911	840,566
4.10%, 03/15/44	750	640,486
3.80%, 11/01/46	750	603,650
4.30%, 03/01/48	620	538,991
4.75%, 11/15/48	600	551,254
4.50%, 03/15/49	829	735,127
3.35%, 09/15/49	590	432,640
3.80%, 04/15/50	454	361,100
3.95%, 05/01/50	371	303,212
2.50%, 05/15/51(a)	425	265,245
4.50%, 11/15/52	800	713,406
4.50%, 08/01/54	413	365,361
4.25%, 11/01/66	663	543,134
4.65%, 03/01/68	413	366,620
Norfolk Southern Corp.
4.84%, 10/01/41	600	555,889
3.95%, 10/01/42	626	510,837
4.45%, 06/15/45	163	141,201
4.65%, 01/15/46	600	530,510
3.94%, 11/01/47	745	602,878
4.15%, 02/28/48	713	600,474

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Norfolk Southern Corp. (continued)
4.10%, 05/15/49	$400	$331,736
3.40%, 11/01/49	276	201,022
3.05%, 05/15/50	750	512,243
2.90%, 08/25/51	626	411,156
4.05%, 08/15/52	829	676,767
3.70%, 03/15/53	272	208,753
4.55%, 06/01/53	675	601,412
5.35%, 08/01/54	525	521,934
3.16%, 05/15/55	829	560,443
4.10%, 05/15/2121	579	412,471
Union Pacific Corp.
3.38%, 02/01/35	413	352,423
2.89%, 04/06/36	700	557,509
3.60%, 09/15/37	436	371,238
3.55%, 08/15/39	500	414,448
3.20%, 05/20/41(a)	975	764,552
3.38%, 02/14/42	493	393,790
4.05%, 11/15/45	163	135,383
4.05%, 03/01/46	466	385,417
4.50%, 09/10/48	413	367,106
3.25%, 02/05/50	1,711	1,271,803
3.80%, 10/01/51	1,013	825,371
2.95%, 03/10/52	1,086	746,886
4.95%, 09/09/52(a)	550	546,902
3.50%, 02/14/53	1,216	934,102
4.95%, 05/15/53	1,400	1,390,483
3.95%, 08/15/59	645	516,039
3.84%, 03/20/60	1,501	1,190,797
3.55%, 05/20/61	977	717,557
2.97%, 09/16/62	1,000	649,875
5.15%, 01/20/63	200	199,744
4.10%, 09/15/67	400	328,288
3.75%, 02/05/70	400	302,114
3.80%, 04/06/71	1,159	875,844
3.85%, 02/14/72	451	342,708

		55,053,122

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,466	1,469,547
6.15%, 11/30/37	500	558,426
6.00%, 04/01/39	500	556,608
5.30%, 05/27/40	613	637,486
4.75%, 04/15/43	563	549,958
4.90%, 11/30/46	2,959	2,954,729
Baxter International, Inc.
3.50%, 08/15/46	413	286,915
3.13%, 12/01/51(a)	671	446,376
Becton Dickinson & Co.
4.69%, 12/15/44	944	863,035
4.67%, 06/06/47	1,513	1,384,538
3.79%, 05/20/50	347	276,583
Boston Scientific Corp.
4.55%, 03/01/39	615	568,347
7.38%, 01/15/40	250	293,472
4.70%, 03/01/49	689	638,229
Danaher Corp.
4.38%, 09/15/45	475	430,432
2.60%, 10/01/50	813	536,899
2.80%, 12/10/51	1,060	719,545

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
DH Europe Finance II SARL
3.25%, 11/15/39	$729	$590,557
3.40%, 11/15/49	708	545,065
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	915	1,013,052
Koninklijke Philips NV
6.88%, 03/11/38	529	583,498
5.00%, 03/15/42	413	373,453
Medtronic, Inc.
4.38%, 03/15/35	1,638	1,587,328
4.63%, 03/15/45	1,850	1,772,554
Revvity, Inc., 3.63%, 03/15/51	300	215,392
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	374,260
Stryker Corp.
4.10%, 04/01/43	300	252,452
4.38%, 05/15/44	350	305,395
4.63%, 03/15/46(a)	736	676,951
2.90%, 06/15/50	713	483,863
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	867,048
5.30%, 02/01/44	400	401,710
4.10%, 08/15/47	663	582,043
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	246,757
4.45%, 08/15/45	413	345,673

		24,388,176

Health Care Providers & Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	42,559
Adventist Health System, 3.63%, 03/01/49	127	90,384
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	23,477
3.39%, 10/15/49	1,585	1,158,529
Series 2020, 3.01%, 06/15/50(a)	198	134,654
Aetna, Inc.
6.63%, 06/15/36	700	762,128
6.75%, 12/15/37	475	523,200
4.50%, 05/15/42	428	367,860
4.75%, 03/15/44	849	747,721
3.88%, 08/15/47	869	667,040
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	627,228
Allina Health System, Series 2019, 3.89%, 04/15/49	142	115,430
AmerisourceBergen Corp.
4.25%, 03/01/45	363	298,974
4.30%, 12/15/47	413	349,905
Ascension Health
3.95%, 11/15/46	1,243	1,043,507
Series B, 3.11%, 11/15/39	1,500	1,161,040
Banner Health
2.91%, 01/01/42(a)	1,640	1,181,257
2.91%, 01/01/51	231	153,661
Series 2020, 3.18%, 01/01/50	118	83,616
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(a)	213	170,800
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,651,650
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	77,362
Cardinal Health, Inc.
4.50%, 11/15/44	400	322,560
4.90%, 09/15/45	320	275,350

15

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc. (continued) 4.37%, 06/15/47	$413	$338,077
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	111,566
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	894,733
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	59,505
City of Hope, Series 2013, 5.62%, 11/15/43	610	593,488
Cleveland Clinic Foundation, 4.86%, 01/01/2114	250	223,205
CommonSpirit Health
3.82%, 10/01/49	1,437	1,087,521
4.19%, 10/01/49	1,761	1,424,656
6.46%, 11/01/52(a)	343	388,923
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/50	225	146,534
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	736,488
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	731,671
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	925,957
Dignity Health, 5.27%, 11/01/64(a)	26	23,884
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	717,929
Elevance Health, Inc.
5.95%, 12/15/34	350	361,311
6.38%, 06/15/37	350	374,377
4.63%, 05/15/42	900	814,222
4.65%, 01/15/43	859	784,031
5.10%, 01/15/44	745	698,231
4.65%, 08/15/44	788	703,422
4.38%, 12/01/47	1,479	1,286,299
4.55%, 03/01/48	620	548,602
3.70%, 09/15/49	800	617,053
3.13%, 05/15/50(a)	999	694,394
3.60%, 03/15/51	1,220	932,993
4.55%, 05/15/52	1,029	910,033
6.10%, 10/15/52	610	663,997
5.13%, 02/15/53	700	673,870
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	311,559
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	1,000	873,772
Series 2020, 2.68%, 09/01/41	126	86,885
Series 2020, 2.88%, 09/01/50	657	438,313
Hartford HealthCare Corp., 3.45%, 07/01/54	113	80,822
HCA, Inc.
5.13%, 06/15/39	829	765,997
4.38%, 03/15/42(d)	500	409,394
5.50%, 06/15/47	1,479	1,380,939
5.25%, 06/15/49	1,856	1,670,236
3.50%, 07/15/51	1,145	786,793
4.63%, 03/15/52(d)	1,576	1,294,056
5.90%, 06/01/53	935	918,899
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	891,631
Humana, Inc.
4.63%, 12/01/42	829	719,980
4.95%, 10/01/44	563	508,958
4.80%, 03/15/47	480	425,987
3.95%, 08/15/49	400	318,367

Security	Par (000)	Value

Health Care Providers & Services (continued)
Humana, Inc. (continued)
5.50%, 03/15/53	$600	$592,520
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	926,736
Inova Health System Foundation, 4.07%, 05/15/52	25	21,464
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	91,094
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	917,986
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	793,870
Series 2019, 3.27%, 11/01/49	243	176,802
Series 2021, 2.81%, 06/01/41	1,430	1,038,012
Series 2021, 3.00%, 06/01/51	3,055	2,116,842
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	475,656
Series 2020, 3.19%, 07/01/49	913	661,273
Series 2020, 3.34%, 07/01/60	329	232,877
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	193,781
Series 2021, 3.20%, 11/15/61(a)	301	206,472
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	25	18,113
Memorial Health Services, 3.45%, 11/01/49	323	236,998
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	126,090
4.13%, 07/01/52	130	110,760
Series 2020, 2.96%, 01/01/50	2,505	1,721,811
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	605,332
Montefiore Obligated Group, 4.29%, 09/01/50	300	188,267
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	103	78,308
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	1,500	1,170,220
Series 2019, 3.74%, 07/01/49	225	173,354
Series 2020, 3.39%, 07/01/50	120	79,977
MultiCare Health System, 2.80%, 08/15/50	200	121,216
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	23,185
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	413	275,039
4.02%, 08/01/45	97	81,400
2.61%, 08/01/60	413	241,293
Series 2019, 3.95%, 08/01/2119	270	193,943
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	102,137
3.81%, 11/01/49	1,544	1,134,991
Novant Health, Inc.
2.64%, 11/01/36	66	49,696
3.17%, 11/01/51	1,858	1,321,088
3.32%, 11/01/61(a)	141	95,716
NYU Langone Hospitals
4.37%, 07/01/47(a)	645	560,349
Series 13-A, 5.75%, 07/01/43	500	511,629
Series 2020, 3.38%, 07/01/55	500	344,688
OhioHealth Corp., 2.83%, 11/15/41	272	195,272
Orlando Health Obligated Group, 3.33%, 10/01/50	125	90,180
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	43,894
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	71,803
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	102,363

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	$1,749	$1,035,337
Queen’s Health Systems, 4.81%, 07/01/52(a)	60	56,896
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	39,450
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	943,454
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50	113	72,739
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	41,558
Stanford Health Care, 3.03%, 08/15/51	579	397,778
Summa Health, 3.51%, 11/15/51	130	92,659
Sutter Health
5.55%, 08/15/53	165	170,140
Series 2018, 4.09%, 08/15/48	27	21,946
Series 20A, 3.16%, 08/15/40	115	87,176
Series 20A, 3.36%, 08/15/50	276	193,225
Texas Health Resources, 2.33%, 11/15/50	107	61,886
Trinity Health Corp.
4.13%, 12/01/45(a)	1,500	1,273,009
Series 2019, 3.43%, 12/01/48	64	48,052
Series 2021, 2.63%, 12/01/40	29	20,338
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	203,672
UnitedHealth Group, Inc.
4.63%, 07/15/35	58	56,804
5.80%, 03/15/36	1,000	1,074,584
6.50%, 06/15/37	1,000	1,126,154
6.63%, 11/15/37	800	916,201
6.88%, 02/15/38	926	1,091,181
3.50%, 08/15/39	1,384	1,151,538
2.75%, 05/15/40	1,175	867,425
5.95%, 02/15/41	26	27,714
3.05%, 05/15/41	1,639	1,248,270
4.63%, 11/15/41	496	462,569
4.38%, 03/15/42	650	587,033
3.95%, 10/15/42	597	510,392
4.25%, 03/15/43	663	594,667
4.75%, 07/15/45	1,143	1,088,869
4.20%, 01/15/47	620	540,970
4.25%, 04/15/47	829	722,968
3.75%, 10/15/47	1,113	902,527
4.25%, 06/15/48	1,160	1,011,956
4.45%, 12/15/48	1,579	1,421,897
3.70%, 08/15/49	1,243	990,668
2.90%, 05/15/50	1,069	735,380
3.25%, 05/15/51	2,558	1,882,087
4.75%, 05/15/52	550	518,024
5.88%, 02/15/53	2,400	2,641,592
5.05%, 04/15/53	1,350	1,327,608
3.88%, 08/15/59	379	302,437
3.13%, 05/15/60	1,150	786,952
4.95%, 05/15/62	1,250	1,195,010
6.05%, 02/15/63	1,400	1,570,950
5.20%, 04/15/63	1,350	1,330,208
UPMC, 5.38%, 05/15/43	500	488,470
WakeMed, Series A, 3.29%, 10/01/52	59	41,056
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48(a)	528	466,622
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	34,686

		95,368,733

Security	Par (000)	Value

Health Care Technology — 0.1%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	$145	$96,975
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	621,735
Quest Diagnostics, Inc., 4.70%, 03/30/45	363	318,706

		1,037,416

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	213	177,763
Marriott International, Inc., Series II, 2.75%, 10/15/33(a)	550	436,689
McDonald’s Corp.
4.70%, 12/09/35	586	566,823
6.30%, 10/15/37	600	659,949
6.30%, 03/01/38	829	911,605
5.70%, 02/01/39	300	309,214
3.70%, 02/15/42	726	590,649
4.60%, 05/26/45	829	751,444
4.88%, 12/09/45(a)	1,379	1,311,202
4.45%, 03/01/47	1,113	992,898
4.45%, 09/01/48	600	538,073
3.63%, 09/01/49(a)	1,974	1,532,676
4.20%, 04/01/50	552	472,419
5.15%, 09/09/52(a)	650	643,495
Starbucks Corp.
3.75%, 12/01/47	829	652,158
4.50%, 11/15/48	800	709,049
4.45%, 08/15/49	800	703,978
3.35%, 03/12/50	829	605,196
3.50%, 11/15/50	1,010	755,566

		13,320,846

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	500	355,837
MDC Holdings, Inc.
6.00%, 01/15/43	329	294,409
3.97%, 08/06/61	300	180,956
Whirlpool Corp.
5.15%, 03/01/43	130	116,934
4.50%, 06/01/46	413	341,077
4.60%, 05/15/50	496	417,477

		1,706,690

Household Products — 0.0%
Church & Dwight Co., Inc.
3.95%, 08/01/47	300	245,705
5.00%, 06/15/52	400	386,371

		632,076

Industrial Conglomerates — 0.1%
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48(a)	413	348,540
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/44	500	438,636
4.50%, 03/21/49	413	362,725

		1,149,901

Insurance — 3.2%
Aflac, Inc.
4.00%, 10/15/46	340	267,086
4.75%, 01/15/49	543	497,186
Alleghany Corp.
4.90%, 09/15/44	300	276,941
3.25%, 08/15/51	429	298,239

17

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp.
5.55%, 05/09/35	$450	$456,503
5.95%, 04/01/36	350	367,744
4.50%, 06/15/43	397	340,688
4.20%, 12/15/46	729	585,829
3.85%, 08/10/49	379	293,435
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	412,692
American Financial Group, Inc., 4.50%, 06/15/47	620	503,505
American International Group, Inc.
3.88%, 01/15/35	500	435,818
6.25%, 05/01/36	750	776,697
4.50%, 07/16/44	700	601,865
4.80%, 07/10/45	620	553,202
4.75%, 04/01/48	829	745,334
4.38%, 06/30/50(a)	963	822,063
Aon Corp., 6.25%, 09/30/40(a)	255	269,894
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	600	387,967
3.90%, 02/28/52	889	696,729
Aon Global Ltd.
4.60%, 06/14/44	563	490,005
4.75%, 05/15/45	413	365,193
Arch Capital Finance LLC, 5.03%, 12/15/46	500	444,141
Arch Capital Group Ltd.
7.35%, 05/01/34	250	281,948
3.64%, 06/30/50	829	606,881
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	233,516
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	544,851
3.05%, 03/09/52	300	190,951
5.75%, 03/02/53	494	494,795
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	300	203,538
Athene Holding Ltd.
3.95%, 05/25/51	194	135,065
3.45%, 05/15/52(a)	700	444,157
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40(a)	700	768,877
4.40%, 05/15/42(a)	676	639,240
4.30%, 05/15/43	463	421,380
4.20%, 08/15/48	2,209	1,986,105
4.25%, 01/15/49	1,879	1,718,086
2.85%, 10/15/50	1,629	1,118,876
2.50%, 01/15/51(a)	628	406,961
3.85%, 03/15/52	2,517	2,060,130
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	886,202
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	758,484
3.85%, 12/22/51	350	225,843
Brown & Brown, Inc., 4.95%, 03/17/52	570	487,186
Chubb Corp.
6.00%, 05/11/37	1,100	1,184,846
Series 1, 6.50%, 05/15/38	526	590,569
Chubb INA Holdings, Inc.
4.15%, 03/13/43	97	83,711
4.35%, 11/03/45	1,109	991,301
2.85%, 12/15/51(a)	413	282,988
3.05%, 12/15/61	936	627,051
Cincinnati Financial Corp., 6.13%, 11/01/34	310	323,372
Equitable Holdings, Inc., 5.00%, 04/20/48(a)	1,379	1,203,442

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	$1,113	$783,603
3.13%, 10/15/52	865	566,772
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	251,727
Hartford Financial Services Group, Inc.
5.95%, 10/15/36(a)	500	514,155
6.10%, 10/01/41	26	26,443
4.30%, 04/15/43	500	401,573
4.40%, 03/15/48	350	292,832
3.60%, 08/19/49	656	491,909
2.90%, 09/15/51	629	413,293
Jackson Financial, Inc., 4.00%, 11/23/51	400	268,863
Lincoln National Corp.
6.30%, 10/09/37	163	157,069
7.00%, 06/15/40(a)	375	389,638
4.35%, 03/01/48	280	204,251
4.38%, 06/15/50(a)	413	293,495
Loews Corp.
6.00%, 02/01/35	300	310,868
4.13%, 05/15/43	400	333,490
Manulife Financial Corp., 5.38%, 03/04/46(a)	579	568,519
Markel Group, Inc.
5.00%, 04/05/46	400	353,001
4.30%, 11/01/47	220	175,072
5.00%, 05/20/49	600	538,563
4.15%, 09/17/50	413	319,586
3.45%, 05/07/52	475	333,980
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	400	422,380
4.75%, 03/15/39	450	423,863
4.35%, 01/30/47	513	438,262
4.20%, 03/01/48	413	347,618
4.90%, 03/15/49	1,279	1,205,926
2.90%, 12/15/51	343	228,503
6.25%, 11/01/52	450	500,174
5.45%, 03/15/53	610	618,643
MetLife, Inc.
6.38%, 06/15/34	613	667,811
5.70%, 06/15/35	1,050	1,089,555
5.88%, 02/06/41	655	677,590
4.13%, 08/13/42	825	698,027
4.88%, 11/13/43	1,036	957,922
4.72%, 12/15/44	450	401,482
4.05%, 03/01/45	1,013	852,985
4.60%, 05/13/46	693	620,930
5.00%, 07/15/52	910	853,282
5.25%, 01/15/54(a)	1,000	974,111
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	324,166
Old Republic International Corp., 3.85%, 06/11/51	600	427,569
Principal Financial Group, Inc.
6.05%, 10/15/36	450	462,597
4.63%, 09/15/42	250	211,252
4.35%, 05/15/43	300	244,300
4.30%, 11/15/46	213	167,583
5.50%, 03/15/53	325	308,153
Progressive Corp.
4.35%, 04/25/44	376	323,352
3.70%, 01/26/45	130	101,077
4.13%, 04/15/47	713	603,607

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (continued)
4.20%, 03/15/48	$413	$352,081
3.95%, 03/26/50	413	334,411
3.70%, 03/15/52	655	509,703
Prudential Financial, Inc.
5.70%, 12/14/36	1,000	1,034,819
6.63%, 12/01/37	300	334,187
3.00%, 03/10/40	379	286,568
4.60%, 05/15/44	763	689,831
3.91%, 12/07/47	813	652,715
4.42%, 03/27/48	450	382,479
3.94%, 12/07/49	752	599,461
4.35%, 02/25/50	1,329	1,134,786
3.70%, 03/13/51	1,386	1,061,011
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	371,365
Travelers Cos., Inc.
6.75%, 06/20/36(a)	163	186,666
6.25%, 06/15/37(a)	1,113	1,231,606
5.35%, 11/01/40	650	657,560
4.60%, 08/01/43	702	634,975
4.30%, 08/25/45	163	141,242
3.75%, 05/15/46	450	352,969
4.00%, 05/30/47	563	470,042
4.05%, 03/07/48	450	374,750
4.10%, 03/04/49	163	137,320
2.55%, 04/27/50	450	287,282
3.05%, 06/08/51(a)	829	588,367
5.45%, 05/25/53	700	729,591
Unum Group
5.75%, 08/15/42	163	149,101
4.50%, 12/15/49	163	125,814
4.13%, 06/15/51	975	708,717
W R Berkley Corp.
4.75%, 08/01/44	300	258,058
4.00%, 05/12/50	413	319,159
3.55%, 03/30/52	413	287,853
3.15%, 09/30/61(a)	300	184,974
Willis North America, Inc.
5.05%, 09/15/48	300	254,869
3.88%, 09/15/49	480	348,063
XL Group Ltd., 5.25%, 12/15/43	300	290,817

		70,393,742

Interactive Media & Services — 0.6%
Alphabet, Inc.(a)
1.90%, 08/15/40	1,141	779,934
2.05%, 08/15/50	2,510	1,546,794
2.25%, 08/15/60	2,043	1,235,784
eBay, Inc.
4.00%, 07/15/42	600	478,406
3.65%, 05/10/51	813	597,003
Meta Platforms, Inc.
4.45%, 08/15/52	2,600	2,268,264
5.60%, 05/15/53	2,240	2,306,499
4.65%, 08/15/62	1,250	1,105,365
5.75%, 05/15/63	1,740	1,804,520

		12,122,569

IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	474,365

Security	Par (000)	Value

IT Services (continued)
Fidelity National Information Services, Inc. (continued)
4.50%, 08/15/46	$300	$242,613
5.63%, 07/15/52(a)	440	429,793
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,407,846
International Business Machines Corp.
4.15%, 05/15/39	1,650	1,441,022
5.60%, 11/30/39(a)	850	872,152
2.85%, 05/15/40	655	474,875
4.00%, 06/20/42(a)	902	762,848
4.70%, 02/19/46	491	443,502
4.25%, 05/15/49	2,795	2,379,487
2.95%, 05/15/50	564	376,100
3.43%, 02/09/52	550	398,726
4.90%, 07/27/52	800	746,280
5.10%, 02/06/53(a)	750	719,587
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	479	316,756
Verisk Analytics, Inc.
5.50%, 06/15/45	300	282,390
3.63%, 05/15/50	472	343,209

		12,111,551

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	413	420,940
5.10%, 05/15/44	255	224,928
Mattel, Inc., 5.45%, 11/01/41	250	215,546

		861,414

Machinery — 0.6%
Brunswick Corp., 5.10%, 04/01/52	329	246,648
Caterpillar, Inc.
5.30%, 09/15/35	250	258,317
6.05%, 08/15/36	690	757,964
5.20%, 05/27/41	994	1,018,816
3.80%, 08/15/42	1,951	1,693,381
3.25%, 09/19/49	829	645,802
3.25%, 04/09/50	829	644,756
4.75%, 05/15/64	400	376,620
Deere & Co.
3.90%, 06/09/42(a)	1,104	992,344
2.88%, 09/07/49	517	382,878
3.75%, 04/15/50(a)	750	655,194
Dover Corp.
5.38%, 10/15/35	300	300,809
5.38%, 03/01/41	400	387,229
Otis Worldwide Corp.
3.11%, 02/15/40	829	638,832
3.36%, 02/15/50	676	491,296
Snap-on, Inc.
4.10%, 03/01/48	350	301,257
3.10%, 05/01/50(a)	429	313,240
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	326,884
4.85%, 11/15/48(a)	463	396,876
2.75%, 11/15/50	675	406,400
Valmont Industries, Inc., 5.00%, 10/01/44(a)	829	717,539
Xylem, Inc., 4.38%, 11/01/46	413	343,873

		12,296,955

19

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 4.8%
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	$1,085	$924,073
4.30%, 07/29/49	498	409,556
3.65%, 08/15/52	658	486,494
Series US-4, 3.65%, 03/17/51	500	372,559
Series US-6, 3.20%, 02/15/52	559	381,348
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	2,013	1,977,094
5.38%, 04/01/38	829	712,494
3.50%, 06/01/41	979	660,640
3.50%, 03/01/42	1,363	906,519
6.48%, 10/23/45	2,943	2,746,300
5.38%, 05/01/47	2,043	1,669,237
5.75%, 04/01/48	2,359	2,021,060
5.13%, 07/01/49	1,229	963,765
4.80%, 03/01/50	2,726	2,065,751
3.70%, 04/01/51	2,046	1,298,491
3.90%, 06/01/52	2,425	1,587,303
5.25%, 04/01/53	1,252	1,014,324
6.83%, 10/23/55	163	154,666
3.85%, 04/01/61	1,417	860,858
4.40%, 12/01/61	1,429	961,846
3.95%, 06/30/62	1,243	763,457
5.50%, 04/01/63(a)	1,000	805,700
Comcast Corp.
4.20%, 08/15/34	953	883,721
5.65%, 06/15/35	900	944,147
4.40%, 08/15/35	163	153,166
3.20%, 07/15/36	1,163	956,111
6.45%, 03/15/37	350	384,405
3.90%, 03/01/38	1,213	1,048,240
4.60%, 10/15/38	1,370	1,272,781
3.25%, 11/01/39	1,579	1,245,952
3.75%, 04/01/40(a)	1,629	1,362,529
4.65%, 07/15/42	475	434,515
4.75%, 03/01/44	308	282,370
4.60%, 08/15/45	1,036	932,233
3.40%, 07/15/46	1,413	1,058,897
4.00%, 08/15/47	1,163	954,421
3.97%, 11/01/47	2,093	1,727,229
4.00%, 03/01/48	1,163	962,825
4.70%, 10/15/48(a)	2,036	1,876,898
4.00%, 11/01/49	2,039	1,667,242
3.45%, 02/01/50(a)	1,250	936,997
2.80%, 01/15/51	1,000	653,046
2.89%, 11/01/51	4,459	2,966,179
2.45%, 08/15/52	1,409	859,348
4.05%, 11/01/52	1,047	860,345
5.35%, 05/15/53(a)	1,590	1,596,742
2.94%, 11/01/56	5,401	3,478,523
4.95%, 10/15/58(a)	829	790,480
2.65%, 08/15/62	1,300	774,022
2.99%, 11/01/63	4,079	2,563,968
5.50%, 05/15/64	1,090	1,094,100
Discovery Communications LLC
5.00%, 09/20/37	463	398,686
6.35%, 06/01/40	700	683,637
4.88%, 04/01/43	500	404,785
5.20%, 09/20/47	1,099	901,651
5.30%, 05/15/49	613	508,598

Security	Par (000)	Value

Media (continued)
Discovery Communications LLC (continued)
4.65%, 05/15/50	$829	$630,102
4.00%, 09/15/55	1,575	1,044,020
Fox Corp.
5.48%, 01/25/39	1,129	1,044,700
5.58%, 01/25/49	1,129	1,034,893
Grupo Televisa SAB
6.63%, 01/15/40(a)	463	480,455
5.00%, 05/13/45	650	553,605
6.13%, 01/31/46(a)	702	694,103
5.25%, 05/24/49(a)	600	533,214
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	329	238,204
5.40%, 10/01/48	500	462,549
NBCUniversal Media LLC
5.95%, 04/01/41	516	544,784
4.45%, 01/15/43	130	115,891
Paramount Global
6.88%, 04/30/36	1,263	1,228,591
5.90%, 10/15/40	400	343,580
4.85%, 07/01/42	243	177,760
4.38%, 03/15/43	1,186	822,648
5.85%, 09/01/43	1,061	889,012
5.25%, 04/01/44	163	121,884
4.90%, 08/15/44	379	274,623
4.60%, 01/15/45	600	420,232
4.95%, 05/19/50(a)	929	688,409
TELUS Corp.
4.60%, 11/16/48	630	535,621
4.30%, 06/15/49	413	330,225
Thomson Reuters Corp.
5.50%, 08/15/35	350	346,111
5.85%, 04/15/40	400	395,599
5.65%, 11/23/43	279	261,352
Time Warner Cable LLC
6.55%, 05/01/37	1,288	1,234,222
7.30%, 07/01/38	1,400	1,427,431
6.75%, 06/15/39	1,701	1,639,362
5.88%, 11/15/40(a)	913	807,553
5.50%, 09/01/41	900	752,559
4.50%, 09/15/42	1,163	869,901
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	446,347
3.70%, 12/01/42	400	326,396
4.13%, 06/01/44	813	696,562
3.00%, 07/30/46	600	422,560
Series E, 4.13%, 12/01/41	513	445,498
Walt Disney Co.
6.20%, 12/15/34	788	861,312
6.40%, 12/15/35	733	816,456
6.65%, 11/15/37	1,536	1,752,706
4.63%, 03/23/40	829	786,249
3.50%, 05/13/40	1,625	1,326,127
6.15%, 02/15/41	550	593,358
5.40%, 10/01/43(a)	550	551,899
4.75%, 09/15/44	413	385,685
4.95%, 10/15/45	450	424,406
7.75%, 12/01/45(a)	250	323,090
4.75%, 11/15/46(a)	293	273,699
2.75%, 09/01/49	1,629	1,075,876
4.70%, 03/23/50(a)	1,727	1,618,838

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (continued)
3.60%, 01/13/51	$2,524	$1,950,299
3.80%, 05/13/60	1,329	1,036,595
Warnermedia Holdings, Inc.
5.14%, 03/15/52	6,114	4,969,657
5.39%, 03/15/62	2,750	2,236,359

		105,625,493

Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39	771	795,537
6.75%, 03/01/41(a)	225	226,947
Barrick Gold Corp.
6.45%, 10/15/35	250	262,975
5.25%, 04/01/42	300	286,710
Barrick North America Finance LLC
5.70%, 05/30/41	1,063	1,073,705
5.75%, 05/01/43	713	731,460
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	735,291
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	824,349
5.00%, 09/30/43	2,234	2,216,272
Freeport-McMoRan, Inc.
5.40%, 11/14/34(a)	613	596,164
5.45%, 03/15/43	1,344	1,251,412
Newmont Corp.
5.88%, 04/01/35	563	573,519
6.25%, 10/01/39	800	853,432
4.88%, 03/15/42	827	764,536
5.45%, 06/09/44	380	370,420
Nucor Corp.
6.40%, 12/01/37	550	605,865
5.20%, 08/01/43	350	335,548
3.85%, 04/01/52	550	430,020
2.98%, 12/15/55	413	262,364
Precision Castparts Corp.
3.90%, 01/15/43	400	337,198
4.38%, 06/15/45	413	366,675
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	700	752,779
5.75%, 06/01/35	250	256,673
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,097,133
2.75%, 11/02/51	1,039	699,948
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	273,769
4.13%, 08/21/42	713	624,676
5.13%, 03/09/53	1,130	1,133,097
Southern Copper Corp.
7.50%, 07/27/35	750	869,588
6.75%, 04/16/40(a)	869	964,590
5.25%, 11/08/42	950	901,336
5.88%, 04/23/45	1,338	1,361,723
Steel Dynamics, Inc., 3.25%, 10/15/50(a)	496	327,929
Teck Resources Ltd.
6.13%, 10/01/35	240	242,107
6.00%, 08/15/40	400	388,252
6.25%, 07/15/41(a)	630	624,205

Security	Par (000)	Value

Metals & Mining (continued)
Teck Resources Ltd. (continued)
5.20%, 03/01/42	$300	$263,642
5.40%, 02/01/43	560	506,503
Vale Overseas Ltd.
8.25%, 01/17/34(a)	410	478,261
6.88%, 11/21/36	958	1,016,079
6.88%, 11/10/39(a)	1,226	1,303,391
Vale SA, 5.63%, 09/11/42(a)	379	368,020

		28,354,100

Multi-Utilities — 0.7%
American Water Capital Corp.
4.30%, 09/01/45	163	137,555
3.75%, 09/01/47	413	323,529
4.15%, 06/01/49(a)	413	345,839
3.25%, 06/01/51(a)	745	532,610
Atmos Energy Corp.
4.15%, 01/15/43	26	22,261
4.13%, 10/15/44	640	539,077
4.30%, 10/01/48	413	358,055
4.13%, 03/15/49	1,243	1,037,190
3.38%, 09/15/49	520	385,057
2.85%, 02/15/52(a)	450	301,452
5.75%, 10/15/52	500	534,360
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	163	166,390
4.10%, 09/01/47	380	307,816
NiSource, Inc.
5.95%, 06/15/41	319	326,427
5.25%, 02/15/43	301	286,319
4.80%, 02/15/44	663	594,766
5.65%, 02/01/45	428	424,382
4.38%, 05/15/47(a)	963	809,527
3.95%, 03/30/48	750	596,688
5.00%, 06/15/52	450	410,460
ONE Gas, Inc.
4.66%, 02/01/44(a)	563	499,591
4.50%, 11/01/48	350	296,215
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	219,526
3.64%, 11/01/46	255	180,140
3.35%, 06/01/50(a)	329	222,378
5.05%, 05/15/52	500	449,796
Public Service Electric and Gas Co., 5.13%, 03/15/53	390	395,033
Puget Sound Energy, Inc., 5.45%, 06/01/53	320	324,076
Southern California Gas Co.
3.75%, 09/15/42	600	466,090
6.35%, 11/15/52	400	440,923
5.75%, 06/01/53	420	428,929
Series UU, 4.13%, 06/01/48	163	128,574
Series VV, 4.30%, 01/15/49	379	314,336
Series WW, 3.95%, 02/15/50	350	272,740
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	551,245
4.40%, 06/01/43	261	213,587
3.95%, 10/01/46	620	474,419
4.40%, 05/30/47	350	288,945
Series 21A, 3.15%, 09/30/51	745	498,767

21

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
Southwest Gas Corp., 3.18%, 08/15/51	$745	$472,613
Washington Gas Light Co.
3.65%, 09/15/49	413	301,399
Series K, 3.80%, 09/15/46	350	265,065

		16,144,147

Offshore Drilling & Other Services — 0.3%
Applied Materials, Inc.
5.10%, 10/01/35	400	404,413
5.85%, 06/15/41	625	679,744
4.35%, 04/01/47	970	898,352
2.75%, 06/01/50(a)	763	533,823
KLA Corp.
5.00%, 03/15/49	400	385,562
3.30%, 03/01/50	736	545,570
4.95%, 07/15/52(a)	1,045	1,014,725
5.25%, 07/15/62	720	718,683
Lam Research Corp.
4.88%, 03/15/49	829	795,118
2.88%, 06/15/50	779	537,589
3.13%, 06/15/60	500	333,162

		6,846,741

Oil, Gas & Consumable Fuels — 7.8%
Apache Corp.
6.00%, 01/15/37	300	283,146
5.10%, 09/01/40(a)	1,950	1,657,012
4.75%, 04/15/43	200	156,590
5.35%, 07/01/49	350	290,083
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	1,075,470
3.00%, 02/24/50	1,829	1,262,392
2.77%, 11/10/50	1,559	1,022,367
2.94%, 06/04/51(a)	2,067	1,402,321
3.00%, 03/17/52(a)	1,263	862,876
3.38%, 02/08/61	1,827	1,289,179
Burlington Resources LLC, 5.95%, 10/15/36	250	265,563
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	294,291
6.50%, 02/15/37	400	407,463
6.25%, 03/15/38	925	947,823
6.75%, 02/01/39	350	365,108
4.95%, 06/01/47	643	572,148
Cenovus Energy, Inc.
5.25%, 06/15/37	504	466,682
6.80%, 09/15/37	413	431,333
6.75%, 11/15/39(a)	789	829,632
5.40%, 06/15/47	683	628,904
3.75%, 02/15/52(a)	609	434,804
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	597,586
Chevron Corp., 3.08%, 05/11/50	900	660,891
Chevron USA, Inc.
6.00%, 03/01/41	350	379,622
5.25%, 11/15/43	300	301,403
2.34%, 08/12/50	613	385,909
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	1,043,980
6.40%, 05/15/37	1,329	1,455,135
7.50%, 07/30/39	1,000	1,208,510
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	400	374,097

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 6.50%, 02/01/39	$1,450	$1,658,143
ConocoPhillips Co.
3.76%, 03/15/42	630	527,413
4.30%, 11/15/44	829	737,424
5.95%, 03/15/46	300	319,481
3.80%, 03/15/52	988	795,522
5.30%, 05/15/53	980	990,191
4.03%, 03/15/62	1,530	1,233,418
Continental Resources, Inc., 4.90%, 06/01/44	613	485,745
DCP Midstream Operating LP, 5.60%, 04/01/44	350	331,271
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,200,908
4.75%, 05/15/42	719	617,462
5.00%, 06/15/45(a)	763	672,133
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	613	490,870
4.25%, 03/15/52	700	543,681
6.25%, 03/15/53	550	563,036
Eastern Gas Transmission & Storage, Inc., 4.60%, 12/15/44	500	418,462
Enbridge Energy Partners LP
5.50%, 09/15/40	500	474,605
7.38%, 10/15/45	660	763,407
Series B, 7.50%, 04/15/38	350	390,505
Enbridge, Inc.
2.50%, 08/01/33	829	650,009
4.50%, 06/10/44	413	343,133
5.50%, 12/01/46	250	237,233
4.00%, 11/15/49	454	350,848
3.40%, 08/01/51(a)	989	689,030
Energy Transfer LP
4.90%, 03/15/35	463	426,745
7.50%, 07/01/38	500	552,018
6.05%, 06/01/41	700	674,843
6.50%, 02/01/42	963	979,620
6.10%, 02/15/42	250	238,953
4.95%, 01/15/43	163	135,980
5.15%, 02/01/43	413	354,449
5.95%, 10/01/43	397	374,093
5.30%, 04/01/44	626	546,281
5.00%, 05/15/44	413	344,402
5.15%, 03/15/45	829	715,510
5.35%, 05/15/45	813	708,665
6.13%, 12/15/45	1,036	990,953
5.30%, 04/15/47	920	805,643
5.40%, 10/01/47	1,479	1,308,043
6.00%, 06/15/48	1,000	950,322
6.25%, 04/15/49	1,779	1,747,262
5.00%, 05/15/50	2,036	1,722,780
Enterprise Products Operating LLC
6.13%, 10/15/39	600	632,491
6.45%, 09/01/40	600	646,263
5.95%, 02/01/41	597	619,700
4.85%, 08/15/42	1,100	1,007,719
4.45%, 02/15/43	1,133	992,419
4.85%, 03/15/44	1,529	1,395,335
5.10%, 02/15/45	1,036	978,940
4.90%, 05/15/46	911	832,557
4.25%, 02/15/48(a)	1,279	1,074,111
4.80%, 02/01/49	1,329	1,203,047

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.20%, 01/31/50	$978	$808,657
3.70%, 01/31/51	1,025	776,562
3.20%, 02/15/52	1,029	714,987
3.30%, 02/15/53	981	693,073
4.95%, 10/15/54	300	272,843
3.95%, 01/31/60	1,000	763,106
Series H, 6.65%, 10/15/34	300	326,075
EOG Resources, Inc.
3.90%, 04/01/35	450	405,058
4.95%, 04/15/50	713	697,026
Equinor ASA
3.63%, 04/06/40	829	688,313
5.10%, 08/17/40	911	912,291
4.25%, 11/23/41	225	199,962
3.95%, 05/15/43	1,650	1,416,341
3.25%, 11/18/49	620	456,892
3.70%, 04/06/50	1,429	1,145,983
Exxon Mobil Corp.
3.00%, 08/16/39	713	558,624
4.23%, 03/19/40	1,844	1,688,038
3.57%, 03/06/45	900	722,767
4.11%, 03/01/46	2,329	2,033,478
3.10%, 08/16/49	1,243	903,084
4.33%, 03/19/50	2,768	2,476,065
3.45%, 04/15/51	2,365	1,817,208
Hess Corp.
6.00%, 01/15/40	750	748,346
5.60%, 02/15/41	1,254	1,196,774
5.80%, 04/01/47(a)	429	419,012
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	500	548,074
5.80%, 03/15/35	829	824,547
6.50%, 02/01/37	576	589,148
6.95%, 01/15/38	1,086	1,183,002
6.50%, 09/01/39	600	612,666
6.55%, 09/15/40	350	354,990
7.50%, 11/15/40	650	718,364
6.38%, 03/01/41	413	416,393
5.00%, 08/15/42	400	340,383
4.70%, 11/01/42	400	332,474
5.00%, 03/01/43	513	443,567
5.50%, 03/01/44	620	567,894
5.40%, 09/01/44	463	412,493
Kinder Morgan, Inc.
5.30%, 12/01/34	763	739,217
5.55%, 06/01/45	1,736	1,620,892
5.05%, 02/15/46	620	539,488
5.20%, 03/01/48	686	606,591
3.25%, 08/01/50	500	322,828
3.60%, 02/15/51	1,029	716,755
5.45%, 08/01/52(a)	700	646,366
Magellan Midstream Partners LP
5.15%, 10/15/43	400	345,495
4.25%, 09/15/46	563	416,366
4.20%, 10/03/47	660	489,408
4.85%, 02/01/49	450	369,878
3.95%, 03/01/50	636	452,623
Marathon Oil Corp.
6.60%, 10/01/37	763	786,346
5.20%, 06/01/45	513	444,820

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.
6.50%, 03/01/41	$1,150	$1,190,822
4.75%, 09/15/44	763	644,137
4.50%, 04/01/48	379	299,862
5.00%, 09/15/54	250	208,092
MPLX LP
4.50%, 04/15/38	1,700	1,465,270
5.20%, 03/01/47	829	735,502
5.20%, 12/01/47	413	363,514
4.70%, 04/15/48	1,386	1,148,383
5.50%, 02/15/49	1,479	1,349,695
4.95%, 03/14/52	1,371	1,164,517
5.65%, 03/01/53	440	412,216
4.90%, 04/15/58	500	408,344
Occidental Petroleum Corp.
6.45%, 09/15/36	1,500	1,574,775
6.20%, 03/15/40	1,000	1,008,160
6.60%, 03/15/46	500	529,900
4.20%, 03/15/48(a)	1,650	1,248,355
ONEOK Partners LP
6.65%, 10/01/36	500	518,600
6.85%, 10/15/37	400	413,315
6.13%, 02/01/41	575	567,017
6.20%, 09/15/43	350	339,812
ONEOK, Inc.
6.00%, 06/15/35	300	299,610
4.95%, 07/13/47	679	563,177
5.20%, 07/15/48	863	742,986
4.45%, 09/01/49	625	480,104
4.50%, 03/15/50	413	316,879
7.15%, 01/15/51	250	265,968
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	423,054
6.63%, 08/15/37	725	734,882
6.50%, 02/01/38	243	243,128
7.10%, 07/15/53	350	373,221
Phillips 66
4.65%, 11/15/34	872	829,105
5.88%, 05/01/42	1,426	1,478,616
4.88%, 11/15/44	1,636	1,507,723
3.30%, 03/15/52	967	667,088
Phillips 66 Co.
4.68%, 02/15/45	400	342,712
4.90%, 10/01/46	413	363,882
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	511,944
5.15%, 06/01/42	450	380,172
4.30%, 01/31/43	300	227,025
4.70%, 06/15/44	620	490,828
4.90%, 02/15/45	579	471,457
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37(d)	400	404,837
Shell International Finance BV
4.13%, 05/11/35	1,220	1,133,254
6.38%, 12/15/38	2,575	2,893,219
5.50%, 03/25/40(a)	775	807,896
2.88%, 11/26/41	413	305,934
3.63%, 08/21/42	600	496,135
4.55%, 08/12/43	979	906,899
4.38%, 05/11/45	2,823	2,535,845
4.00%, 05/10/46	2,086	1,770,656
3.75%, 09/12/46	1,095	887,803

23

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
3.13%, 11/07/49(a)	$1,128	$813,161
3.25%, 04/06/50	1,939	1,420,558
3.00%, 11/26/51	750	522,908
Spectra Energy Partners LP
5.95%, 09/25/43	350	343,317
4.50%, 03/15/45	660	548,249
Suncor Energy, Inc.
5.95%, 12/01/34	400	401,041
6.80%, 05/15/38	750	794,841
6.50%, 06/15/38	1,193	1,244,130
6.85%, 06/01/39	613	655,572
4.00%, 11/15/47	829	637,225
3.75%, 03/04/51(a)	621	453,419
Targa Resources Corp.
4.95%, 04/15/52	602	501,276
6.25%, 07/01/52	400	397,282
6.50%, 02/15/53	800	824,818
TotalEnergies Capital International SA
2.99%, 06/29/41	700	526,458
3.46%, 07/12/49	763	581,371
3.13%, 05/29/50	2,329	1,672,778
3.39%, 06/29/60	829	595,254
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	1,024,155
5.60%, 03/31/34(a)	413	404,767
5.85%, 03/15/36	500	500,371
6.20%, 10/15/37	880	905,322
4.75%, 05/15/38	386	342,900
7.25%, 08/15/38	513	579,092
7.63%, 01/15/39(a)	1,363	1,578,546
6.10%, 06/01/40	500	508,842
5.00%, 10/16/43	517	460,275
4.88%, 05/15/48	470	417,513
5.10%, 03/15/49(a)	1,370	1,257,997
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	382,453
4.45%, 08/01/42	163	138,874
4.60%, 03/15/48(a)	930	799,125
3.95%, 05/15/50	413	317,177
Valero Energy Corp.
6.63%, 06/15/37	1,375	1,479,177
4.90%, 03/15/45	413	363,820
3.65%, 12/01/51	875	614,258
4.00%, 06/01/52(a)	519	393,500
Western Midstream Operating LP
5.45%, 04/01/44	180	157,160
5.30%, 03/01/48	1,000	857,234
5.50%, 08/15/48	300	257,229
5.25%, 02/01/50(a)	1,100	932,888
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,165,372
5.80%, 11/15/43	350	341,497
5.40%, 03/04/44	429	394,098
5.75%, 06/24/44	529	517,830
4.90%, 01/15/45	413	358,349
5.10%, 09/15/45	745	673,313
4.85%, 03/01/48	713	623,878

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued)
3.50%, 10/15/51	$600	$417,405
5.30%, 08/15/52	720	665,872

		170,687,301

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 01/11/36	548	456,102
United Airlines Pass-Through Trust, 5.80%, 07/15/37	1,200	1,219,656

		1,675,758

Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	500	448,456
3.70%, 08/01/47	620	528,236
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	325,693
4.38%, 06/15/45	500	439,800
4.15%, 03/15/47	413	357,591
3.13%, 12/01/49	566	406,841
5.15%, 05/15/53	530	531,778
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,000	823,679
Kenvue, Inc.(d)
5.10%, 03/22/43	630	631,805
5.05%, 03/22/53	1,300	1,306,921
5.20%, 03/22/63	700	705,978
Procter & Gamble Co.
5.80%, 08/15/34(a)	350	393,484
5.55%, 03/05/37	950	1,043,616
3.55%, 03/25/40	463	405,822
3.60%, 03/25/50	829	699,735
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51(a)	704	474,608

		9,524,043

Pharmaceuticals — 6.6%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,637,957
4.50%, 05/14/35	2,001	1,895,996
4.30%, 05/14/36	1,030	947,023
4.05%, 11/21/39	3,437	2,992,522
4.40%, 11/06/42	2,910	2,583,461
4.85%, 06/15/44	1,036	961,348
4.75%, 03/15/45	552	503,705
4.70%, 05/14/45	2,423	2,196,675
4.45%, 05/14/46	1,486	1,311,000
4.88%, 11/14/48	1,879	1,762,819
4.25%, 11/21/49	5,431	4,659,153
AstraZeneca PLC
6.45%, 09/15/37	2,525	2,873,492
4.00%, 09/18/42	850	750,052
4.38%, 11/16/45	1,037	946,469
4.38%, 08/17/48	745	681,059
2.13%, 08/06/50(a)	348	213,663
3.00%, 05/28/51	650	474,743
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,663	1,493,739
2.35%, 11/13/40	650	450,759
3.55%, 03/15/42	1,040	849,271
3.25%, 08/01/42	750	571,457
4.63%, 05/15/44	650	604,416

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
5.00%, 08/15/45	$650	$635,647
4.35%, 11/15/47	1,460	1,299,269
4.55%, 02/20/48	1,042	949,178
4.25%, 10/26/49	3,153	2,738,963
2.55%, 11/13/50	1,589	1,009,328
3.70%, 03/15/52	1,893	1,499,027
3.90%, 03/15/62	864	680,726
Cigna Group
4.80%, 08/15/38	1,679	1,573,661
3.20%, 03/15/40	829	633,103
6.13%, 11/15/41	350	366,525
4.80%, 07/15/46	1,536	1,401,506
3.88%, 10/15/47	620	489,230
4.90%, 12/15/48	2,693	2,484,829
3.40%, 03/15/50	1,229	889,609
3.40%, 03/15/51	1,436	1,033,423
CVS Health Corp.
4.88%, 07/20/35	829	787,551
4.78%, 03/25/38	4,573	4,219,498
6.13%, 09/15/39	200	206,098
4.13%, 04/01/40	1,010	848,162
2.70%, 08/21/40	1,283	890,211
5.30%, 12/05/43	750	712,449
5.13%, 07/20/45	2,981	2,739,027
5.05%, 03/25/48	7,392	6,742,345
4.25%, 04/01/50(a)	496	408,714
5.63%, 02/21/53	1,275	1,252,446
5.88%, 06/01/53	1,140	1,156,441
6.00%, 06/01/63	640	650,159
Eli Lilly & Co.
5.55%, 03/15/37	400	425,559
3.70%, 03/01/45(a)	829	693,154
3.95%, 03/15/49	800	706,248
2.25%, 05/15/50(a)	1,659	1,056,877
4.88%, 02/27/53	1,110	1,122,828
4.15%, 03/15/59	500	434,682
2.50%, 09/15/60	796	493,022
4.95%, 02/27/63	940	942,925
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34(a)	463	484,968
6.38%, 05/15/38	2,441	2,773,325
4.20%, 03/18/43(a)	496	442,811
Johnson & Johnson
4.38%, 12/05/33	713	713,065
3.55%, 03/01/36	970	868,660
3.63%, 03/03/37	1,263	1,132,236
5.95%, 08/15/37	850	952,287
3.40%, 01/15/38	850	732,511
5.85%, 07/15/38	600	668,549
2.10%, 09/01/40	1,493	1,045,928
4.50%, 09/01/40	291	284,121
4.85%, 05/15/41	250	247,659
4.50%, 12/05/43	620	605,621
3.70%, 03/01/46	1,663	1,440,690
3.75%, 03/03/47	850	737,866
3.50%, 01/15/48	586	491,756
2.25%, 09/01/50(a)	850	554,213
2.45%, 09/01/60(a)	1,243	786,009

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co.
5.90%, 11/01/39	$360	$374,012
4.60%, 06/01/44	463	419,137
Merck & Co., Inc.
6.50%, 12/01/33	600	682,149
6.55%, 09/15/37	350	394,757
3.90%, 03/07/39	913	816,412
2.35%, 06/24/40	809	575,877
3.60%, 09/15/42	450	370,484
4.15%, 05/18/43	1,120	1,011,109
4.90%, 05/17/44	800	792,284
3.70%, 02/10/45	1,876	1,574,806
4.00%, 03/07/49	1,329	1,155,106
2.45%, 06/24/50	1,129	726,549
2.75%, 12/10/51	1,671	1,127,280
5.00%, 05/17/53	1,520	1,524,881
2.90%, 12/10/61	1,329	863,262
5.15%, 05/17/63	815	823,227
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	318,033
Mylan, Inc.
5.40%, 11/29/43	413	351,551
5.20%, 04/15/48	754	599,851
Novartis Capital Corp.
3.70%, 09/21/42	450	383,439
4.40%, 05/06/44	1,636	1,543,658
4.00%, 11/20/45	1,120	992,658
2.75%, 08/14/50	1,110	789,263
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	11,630	11,950,245
Pfizer, Inc.
4.00%, 12/15/36	763	708,602
4.10%, 09/15/38	829	755,370
3.90%, 03/15/39	813	720,013
7.20%, 03/15/39	3,166	3,876,382
2.55%, 05/28/40	1,109	808,797
5.60%, 09/15/40	400	422,537
4.30%, 06/15/43	2,463	2,271,667
4.40%, 05/15/44(a)	813	763,072
4.13%, 12/15/46	1,243	1,104,247
4.20%, 09/15/48	813	738,296
4.00%, 03/15/49	829	730,409
2.70%, 05/28/50	1,160	810,478
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,391	1,044,200
3.18%, 07/09/50	1,833	1,279,227
3.38%, 07/09/60	1,078	728,205
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,013	817,824
Viatris, Inc.
3.85%, 06/22/40	1,379	980,638
4.00%, 06/22/50	1,643	1,110,548
Wyeth LLC
6.50%, 02/01/34	813	911,923
5.95%, 04/01/37(a)	1,563	1,698,197
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,042,866
3.95%, 09/12/47	413	337,618
4.45%, 08/20/48	413	366,774
3.00%, 05/15/50	329	229,570

		144,912,964

25

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.0%
VICI Properties LP, 5.63%, 05/15/52	$629	$576,390

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34	750	755,484

Retail REITs — 0.1%
NNN REIT, Inc.
3.10%, 04/15/50	829	513,953
3.50%, 04/15/51	350	239,474
3.00%, 04/15/52(a)	378	235,680
Realty Income Corp., 4.65%, 03/15/47	500	450,354

		1,439,461

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	430	387,109
Analog Devices, Inc.
2.80%, 10/01/41	701	515,077
2.95%, 10/01/51	950	660,972
Broadcom, Inc.(d)
3.47%, 04/15/34	2,881	2,363,023
3.14%, 11/15/35	3,443	2,641,385
3.19%, 11/15/36	2,700	2,041,589
4.93%, 05/15/37	2,400	2,180,718
3.50%, 02/15/41	2,466	1,835,833
3.75%, 02/15/51	1,385	1,011,177
Honeywell International, Inc.
4.50%, 01/15/34	900	878,013
5.70%, 03/15/36	250	264,772
5.70%, 03/15/37	400	423,944
5.38%, 03/01/41	400	409,722
3.81%, 11/21/47	413	346,508
2.80%, 06/01/50(a)	659	481,971
Intel Corp.
4.60%, 03/25/40	600	559,289
2.80%, 08/12/41	657	463,546
4.80%, 10/01/41	650	602,120
5.63%, 02/10/43	1,380	1,397,358
4.90%, 07/29/45	750	733,266
4.10%, 05/19/46	1,123	942,537
4.10%, 05/11/47	1,113	928,578
3.73%, 12/08/47	1,909	1,490,815
3.25%, 11/15/49	1,750	1,230,043
4.75%, 03/25/50	2,156	1,937,310
3.05%, 08/12/51	1,050	700,163
4.90%, 08/05/52	1,500	1,394,055
5.70%, 02/10/53	1,860	1,896,375
3.10%, 02/15/60	813	522,337
4.95%, 03/25/60	829	762,147
3.20%, 08/12/61	1,257	811,086
5.05%, 08/05/62	800	743,726
5.90%, 02/10/63	800	826,996
Massachusetts Institute of Technology, 3.07%, 04/01/52	230	168,548
Micron Technology, Inc.
3.37%, 11/01/41	413	291,698
3.48%, 11/01/51	413	274,825
NVIDIA Corp.
3.50%, 04/01/40	988	840,720
3.50%, 04/01/50	2,093	1,683,151
3.70%, 04/01/60	493	400,803
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	963	699,697

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. (continued)
3.13%, 02/15/42	$413	$287,498
3.25%, 11/30/51	475	313,904
QUALCOMM, Inc.
4.65%, 05/20/35(a)	963	960,105
4.80%, 05/20/45	1,470	1,421,155
4.30%, 05/20/47(a)	1,543	1,379,647
3.25%, 05/20/50(a)	660	496,794
4.50%, 05/20/52	942	848,984
6.00%, 05/20/53	1,020	1,134,268
Texas Instruments, Inc.
3.88%, 03/15/39	829	734,299
4.15%, 05/15/48	1,479	1,328,257
2.70%, 09/15/51	500	341,660
4.10%, 08/16/52	95	82,576
5.00%, 03/14/53	570	568,808
5.05%, 05/18/63	1,175	1,163,333
TSMC Arizona Corp.
3.13%, 10/25/41(a)	916	717,210
3.25%, 10/25/51	750	557,591
4.50%, 04/22/52(a)	700	655,088

		51,734,179

Software — 2.7%
Activision Blizzard, Inc.
4.50%, 06/15/47	350	327,242
2.50%, 09/15/50	1,060	689,972
Electronic Arts, Inc., 2.95%, 02/15/51	571	384,547
Microsoft Corp.
3.50%, 02/12/35	1,515	1,398,217
4.20%, 11/03/35	700	686,139
3.45%, 08/08/36	1,742	1,572,650
4.10%, 02/06/37	850	821,541
5.30%, 02/08/41	750	816,450
4.45%, 11/03/45	1,000	980,130
3.70%, 08/08/46	1,729	1,502,313
4.25%, 02/06/47	1,500	1,429,910
2.53%, 06/01/50	5,711	3,890,245
2.92%, 03/17/52	6,177	4,512,597
4.50%, 02/06/57	709	701,500
2.68%, 06/01/60(a)	3,708	2,453,590
3.04%, 03/17/62	2,165	1,548,414
Oracle Corp.
4.30%, 07/08/34	1,066	966,169
3.90%, 05/15/35	1,213	1,045,852
3.85%, 07/15/36	1,370	1,150,198
3.80%, 11/15/37	1,670	1,356,303
6.50%, 04/15/38	1,200	1,276,648
6.13%, 07/08/39	1,413	1,452,530
3.60%, 04/01/40	2,884	2,221,237
5.38%, 07/15/40	1,679	1,599,197
3.65%, 03/25/41	2,385	1,839,116
4.50%, 07/08/44	913	757,445
4.13%, 05/15/45	1,866	1,467,832
4.00%, 07/15/46	2,866	2,203,645
4.00%, 11/15/47	1,743	1,339,452
3.60%, 04/01/50	4,419	3,140,027
3.95%, 03/25/51	2,534	1,902,551
6.90%, 11/09/52	2,350	2,632,822
5.55%, 02/06/53	2,125	2,037,729

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
4.38%, 05/15/55	$1,036	$819,888
3.85%, 04/01/60	2,791	1,946,829
4.10%, 03/25/61	1,450	1,062,606
Salesforce, Inc.
2.70%, 07/15/41	1,179	857,824
2.90%, 07/15/51	2,048	1,414,593
3.05%, 07/15/61	1,020	681,280

		58,887,230

Specialized REITs — 0.0%
Public Storage, 5.35%, 08/01/53	550	549,627

Specialty Retail — 0.1%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	397,465
Lowe’s Cos., Inc., 5.85%, 04/01/63	1,000	1,003,269

		1,400,734

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,278,823
2.38%, 02/08/41	1,500	1,091,267
3.85%, 05/04/43	3,000	2,664,716
4.45%, 05/06/44	1,163	1,122,487
3.45%, 02/09/45	2,069	1,724,315
4.38%, 05/13/45	2,013	1,894,856
4.65%, 02/23/46(a)	4,242	4,161,799
3.85%, 08/04/46	2,020	1,756,501
4.25%, 02/09/47	1,163	1,098,804
3.75%, 09/12/47	500	427,244
3.75%, 11/13/47	1,036	890,415
2.95%, 09/11/49	1,386	1,023,175
2.65%, 05/11/50	2,494	1,715,377
2.40%, 08/20/50	523	346,885
2.65%, 02/08/51	2,536	1,735,095
2.70%, 08/05/51	1,815	1,254,370
3.95%, 08/08/52	1,950	1,709,073
4.85%, 05/10/53(a)	680	692,547
2.55%, 08/20/60(a)	1,829	1,188,243
2.80%, 02/08/61	973	651,373
2.85%, 08/05/61	1,430	957,902
4.10%, 08/08/62	1,000	871,271
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	1,048,798
3.38%, 12/15/41(d)	779	553,731
8.35%, 07/15/46	725	909,427
3.45%, 12/15/51(d)	1,113	745,320
Dell, Inc., 6.50%, 04/15/38	329	337,179
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	663	696,938
6.35%, 10/15/45	1,220	1,275,254
HP, Inc., 6.00%, 09/15/41(a)	988	1,003,797

		36,826,982

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	829	679,815
3.63%, 05/01/43	450	380,446
3.88%, 11/01/45(a)	763	665,230

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. (continued)
3.38%, 11/01/46	$343	$270,273
3.38%, 03/27/50(a)	1,150	914,381

		2,910,145

Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,793	1,764,018
3.40%, 02/04/41	1,579	1,099,428
4.25%, 08/09/42	850	659,068
4.50%, 05/02/43	629	501,442
5.38%, 01/31/44(a)	1,644	1,554,762
3.88%, 09/16/46	1,036	739,488
5.95%, 02/14/49	2,393	2,273,827
4.45%, 05/06/50	541	406,629
3.70%, 02/04/51	1,145	766,362
4.00%, 02/04/61	979	671,892
BAT Capital Corp.
4.39%, 08/15/37	2,466	1,948,841
3.73%, 09/25/40	730	519,244
7.08%, 08/02/43	500	500,000
4.54%, 08/15/47	2,369	1,762,392
4.76%, 09/06/49	970	736,405
5.28%, 04/02/50(a)	463	379,899
3.98%, 09/25/50	946	641,071
5.65%, 03/16/52	454	390,230
7.08%, 08/02/53	400	400,351
Philip Morris International, Inc.
6.38%, 05/16/38	1,250	1,357,176
4.38%, 11/15/41	600	509,991
4.50%, 03/20/42	510	437,664
3.88%, 08/21/42	788	625,323
4.13%, 03/04/43	971	791,643
4.88%, 11/15/43	663	595,159
4.25%, 11/10/44	1,150	954,036
Reynolds American, Inc.
5.70%, 08/15/35	593	559,229
7.25%, 06/15/37	400	413,279
6.15%, 09/15/43	497	474,037
5.85%, 08/15/45	1,950	1,746,168

		26,179,054

Transportation Infrastructure — 0.7%
FedEx Corp.
4.90%, 01/15/34(a)	400	392,136
3.90%, 02/01/35	423	372,980
3.25%, 05/15/41	708	530,094
3.88%, 08/01/42	500	405,009
4.10%, 04/15/43	500	403,427
5.10%, 01/15/44	650	608,617
4.10%, 02/01/45	500	405,184
4.75%, 11/15/45	946	838,430
4.55%, 04/01/46	1,220	1,052,554
4.40%, 01/15/47	763	644,463
4.05%, 02/15/48	813	651,772
4.95%, 10/17/48	829	759,996
5.25%, 05/15/50	1,129	1,082,590
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	780	640,641

27

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation Infrastructure (continued)
United Parcel Service, Inc.
6.20%, 01/15/38	$1,226	$1,372,635
5.20%, 04/01/40	379	386,722
4.88%, 11/15/40	400	391,585
3.63%, 10/01/42	463	382,682
3.40%, 11/15/46	142	109,388
3.75%, 11/15/47	1,463	1,223,365
4.25%, 03/15/49	579	517,313
3.40%, 09/01/49(a)	575	449,700
5.30%, 04/01/50(a)	1,129	1,178,046
5.05%, 03/03/53	1,000	1,006,313

		15,805,642

Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	895,784
4.30%, 12/01/42	500	433,857
4.00%, 12/01/46	200	159,084
4.20%, 09/01/48	500	420,916
3.45%, 05/01/50	600	445,510
Essential Utilities, Inc.
4.28%, 05/01/49	400	320,801
3.35%, 04/15/50	429	294,682
5.30%, 05/01/52(a)	279	261,585

		3,232,219

Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V.
6.38%, 03/01/35	900	971,388
6.13%, 11/15/37	300	316,689
6.13%, 03/30/40	1,450	1,522,804
4.38%, 07/16/42(a)	1,371	1,193,538
4.38%, 04/22/49(a)	1,228	1,048,724
Crown Castle, Inc., 4.15%, 07/01/50	500	389,298
Orange SA
5.38%, 01/13/42	812	802,008
5.50%, 02/06/44	750	749,710
Rogers Communications, Inc.
7.50%, 08/15/38	200	219,949
4.50%, 03/15/42	726	598,469
4.50%, 03/15/43	500	407,603
5.45%, 10/01/43	500	458,545
5.00%, 03/15/44	1,013	884,872
4.30%, 02/15/48	636	488,182
4.35%, 05/01/49	1,036	808,565
3.70%, 11/15/49(a)	979	682,878
4.55%, 03/15/52	1,760	1,393,856
T-Mobile U.S., Inc.
4.38%, 04/15/40	2,036	1,796,505
3.00%, 02/15/41	1,959	1,418,598
4.50%, 04/15/50	2,200	1,879,934
3.30%, 02/15/51	2,600	1,810,906
3.40%, 10/15/52	2,859	2,007,764
5.65%, 01/15/53	1,650	1,657,955
5.75%, 01/15/54	2,000	2,042,635
3.60%, 11/15/60	1,606	1,108,679
5.80%, 09/15/62	650	653,413
Vodafone Group PLC
6.15%, 02/27/37	1,263	1,314,647
5.00%, 05/30/38(a)	500	470,878

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
4.38%, 02/19/43	$1,187	$989,888
5.25%, 05/30/48	850	792,450
4.88%, 06/19/49(a)	1,493	1,311,284
4.25%, 09/17/50	1,135	903,313
5.63%, 02/10/53	1,700	1,651,328
5.13%, 06/19/59	496	436,553
5.75%, 02/10/63	400	384,143

		35,567,951

Total Corporate Bonds — 87.5% (Cost: $2,187,393,142)		1,908,732,914

Foreign Agency Obligations

Chile — 0.6%
Chile Government International Bond
3.50%, 01/31/34(a)	1,300	1,140,906
4.95%, 01/05/36	1,500	1,477,710
3.10%, 05/07/41	2,500	1,867,425
4.34%, 03/07/42	1,900	1,678,859
3.86%, 06/21/47(a)	975	797,959
3.50%, 01/25/50(a)	2,178	1,636,026
4.00%, 01/31/52(a)	710	579,538
5.33%, 01/05/54	1,470	1,459,221
3.10%, 01/22/61(a)	1,932	1,259,355
3.25%, 09/21/71	708	457,800

		12,354,799

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	1,516	1,717,552

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48	1,666	1,478,158
5.35%, 02/11/49	900	913,923
3.70%, 10/30/49(a)	1,000	802,320
3.50%, 02/14/50(a)	478	368,371
4.20%, 10/15/50(a)	1,178	1,018,381
3.05%, 03/12/51	1,589	1,175,638
4.30%, 03/31/52	750	654,532
5.45%, 09/20/52	575	589,737
5.65%, 01/11/53(a)	630	664,833
3.20%, 09/23/61(a)	478	325,776
4.45%, 04/15/70	1,000	856,940
3.35%, 03/12/71	750	517,935

		9,366,544

Israel — 0.2%
Israel Government International Bond
4.50%, 01/30/43	1,585	1,428,830
4.13%, 01/17/48	778	649,552
3.88%, 07/03/50(a)	1,778	1,426,561
4.50%, 12/31/99	850	669,689
State of Israel, 3.38%, 01/15/50	1,778	1,300,643

		5,475,275

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	$1,783	$1,347,406
3.88%, 05/06/51	2,178	1,567,777

		2,915,183

Mexico — 1.5%
Mexico Government International Bond
3.50%, 02/12/34	3,150	2,638,346
6.35%, 02/09/35	2,605	2,732,254
6.05%, 01/11/40	2,406	2,445,483
4.28%, 08/14/41	2,582	2,130,408
4.75%, 03/08/44	3,272	2,809,699
5.55%, 01/21/45(a)	2,565	2,445,420
4.60%, 01/23/46	2,082	1,721,689
4.35%, 01/15/47	1,522	1,216,732
4.60%, 02/10/48	1,422	1,168,287
4.50%, 01/31/50(a)	1,279	1,041,566
5.00%, 04/27/51(a)	2,110	1,826,733
4.40%, 02/12/52	1,750	1,377,215
6.34%, 05/04/53	2,864	2,916,984
3.77%, 05/24/61(a)	2,710	1,847,109
5.75%, 12/31/99	2,312	2,057,518
Series A, 6.75%, 09/27/34	1,497	1,628,167

		32,003,610

Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	1,600	1,669,296
6.70%, 01/26/36	1,938	2,071,586
4.50%, 05/15/47(a)	1,150	913,192
4.50%, 04/16/50	2,268	1,756,521
4.30%, 04/29/53	1,578	1,174,521
6.85%, 03/28/54	950	994,261
4.50%, 04/01/56(a)	1,808	1,353,143
3.87%, 07/23/60(a)	2,903	1,928,869
4.50%, 01/19/63	1,500	1,109,775

		12,971,164

Peru — 0.5%
Peruvian Government International Bond
8.75%, 11/21/33	1,414	1,777,992
3.00%, 01/15/34	2,187	1,796,270
6.55%, 03/14/37	1,113	1,240,605
3.30%, 03/11/41(a)	1,209	915,564
5.63%, 11/18/50(a)	2,410	2,450,560
3.55%, 03/10/51(a)	1,725	1,274,016
2.78%, 12/01/60	1,686	1,018,968
3.60%, 01/15/72	925	624,560
3.23%, 07/28/2121	913	546,157

		11,644,692

Philippines — 0.6%
Philippines Government International Bond
6.38%, 10/23/34	1,750	1,950,375
5.00%, 01/13/37	1,128	1,125,372
3.95%, 01/20/40	1,850	1,605,967
3.70%, 03/01/41	1,926	1,602,008
3.70%, 02/02/42(a)	2,903	2,398,894
2.95%, 05/05/45	478	343,175
2.65%, 12/10/45	1,310	887,342
3.20%, 07/06/46	1,910	1,415,176

Security	Par (000)	Value

Philippines (continued)
Philippines Government International Bond (continued)
4.20%, 03/29/47	$900	$777,213
5.95%, 10/13/47	700	765,051
5.50%, 01/17/48(a)	900	937,008

		13,807,581

Poland — 0.2%
Republic of Poland Government International Bond
4.88%, 10/04/33	2,100	2,071,650
5.50%, 04/04/53	2,350	2,379,579

		4,451,229

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	478	344,839
Korea International Bond
4.13%, 06/10/44	600	554,736
3.88%, 09/20/48(a)	345	303,503

		1,203,078

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	794,981
Inter-American Development Bank
3.20%, 08/07/42	370	308,584
4.38%, 01/24/44	225	220,694
International Bank for Reconstruction &
Development, 4.75%, 02/15/35(a)	413	428,109

		1,752,368

Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34(a)	1,300	1,400,464
7.63%, 03/21/36(a)	1,050	1,277,976
4.13%, 11/20/45	800	719,616
5.10%, 06/18/50(a)	3,366	3,354,825
4.98%, 04/20/55(a)	2,324	2,264,366

		9,017,247

Total Foreign Agency Obligations — 5.4% (Cost: $133,117,536)		118,680,322

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power
District, RB, BAB, 4.84%, 01/01/41	910	881,006

California — 1.6%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	708,401
Series S-1, 6.92%, 04/01/40	500	577,695
Series S-1, 7.04%, 04/01/50	25	31,349
Series S-3, 6.91%, 10/01/50	1,540	1,917,813
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	591,677
California Health Facilities Financing Authority, RB, M/F Housing, 4.35%, 06/01/41	500	449,272
California State University, RB
5.18%, 11/01/53	745	732,471
Series E, 2.90%, 11/01/51	125	87,543
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	575,905

29

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University, Refunding RB (continued)
Series B, 2.72%, 11/01/52	$270	$178,602
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	540	463,980
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	30,284
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 3.30%, 11/01/39	140	114,024
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	525	570,269
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	157,336
Series A, (AGM), 3.92%, 01/15/53	110	85,102
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,057,403
Class B, (SAP), 3.00%, 06/01/46	90	82,598
Series A-1, 3.71%, 06/01/41	210	156,948
Series A-1, 4.21%, 06/01/50	210	154,501
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	1,315	1,622,354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, BAB, 5.74%, 06/01/39	625	661,005
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	30,744
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	125	133,147
6.57%, 07/01/45	1,300	1,536,272
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34	690	722,969
Series RY, 6.76%, 07/01/34	1,775	1,988,749
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	197,434
Series N, 3.71%, 05/15/2120(a)	1,400	920,842
Series Q, 4.56%, 05/15/53	1,135	1,033,148
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	63,674
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	568,300
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	216,293
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,146,169
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	168,360
State of California, GO, BAB
7.50%, 04/01/34	520	624,306
7.55%, 04/01/39	1,965	2,439,487
7.30%, 10/01/39	3,390	4,061,301
7.35%, 11/01/39	1,270	1,529,225
7.63%, 03/01/40	2,480	3,071,594

Security	Par (000)	Value

California (continued)
State of California, GO, BAB (continued)
7.60%, 11/01/40	$1,525	$1,926,086
State of California, Refunding GO
4.50%, 04/01/33	125	121,711
4.60%, 04/01/38	100	94,743
5.20%, 03/01/43	265	259,996
University of California, RB
Series AD, 4.86%, 05/15/2112(a)	225	197,524
Series AQ, 4.77%, 05/15/2115	333	287,490
University of California, RB, BAB
5.77%, 05/15/43	815	868,823
5.95%, 05/15/45	400	432,760

		35,647,679

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	27,938

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	530	475,823
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	95	69,401
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,160,560
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	31,459

		1,737,243

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	491,180
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	64,779

		555,959

Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	118,647
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,015	1,134,292
6.66%, 04/01/57	823	921,631

		2,174,570

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	25	17,742

Illinois — 0.3%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	100	92,217
Series C, Senior Lien, 4.57%, 01/01/54	100	93,126
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	1,003,084
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	420	473,355
Series B, 6.90%, 12/01/40	1,140	1,285,384
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	371,966

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	$163	$174,711
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	708,498
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	1,030	812,254
State of Illinois, GO, BAB, 7.35%, 07/01/35	896	959,418

		5,974,013

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(a)	55	41,027

Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	63,501

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39	1,460	1,372,718
Series A-3, 5.20%, 12/01/39	495	498,022
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41	150	113,735

		1,984,475

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	17,570
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	855,534
Commonwealth of Massachusetts, Refunding GO
Series D, 2.66%, 09/01/39	641	514,813
Series D, 2.81%, 09/01/43(a)	820	602,407
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	706,766
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	44,688
Massachusetts Water Resources Authority, Refunding RB, Series C, 2.82%, 08/01/41	110	84,519

		2,826,297

Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	76,042
3.38%, 12/01/40	1,555	1,239,125
Michigan State Building Authority, Refunding RB, 2nd Series, 2.71%, 10/15/40	155	115,448
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	186,744
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	43,409
Series A, 4.45%, 04/01/2122	1,547	1,304,840
Series B, 2.44%, 04/01/40	475	348,751
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	1,000	857,909

		4,172,268

Security	Par (000)	Value

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	$118	$101,272

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	597,813
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	116,729

		714,542

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	92,745

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	422,565

New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,149,919
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	745,954
Series F, 7.41%, 01/01/40	1,505	1,859,519
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	325,112
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	271,576

		4,352,080

New York — 0.9%
City of New York, GO, 5.26%, 10/01/52	780	813,369
City of New York, GO, BAB
5.52%, 10/01/37	400	412,423
Series F-1, 6.27%, 12/01/37	415	460,594
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	1,973,507
7.34%, 11/15/39	400	491,550
6.81%, 11/15/40	320	344,526
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	125	113,570
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41	2,825	3,054,783
5.95%, 06/15/42	55	60,996
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	27,513
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	231,487
6.01%, 06/15/42	490	542,357
5.44%, 06/15/43(a)	125	130,895
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	26,038
5.57%, 11/01/38	520	536,361
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,153,579
Series F, 5.63%, 03/15/39	350	362,807

31

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series F, 3.11%, 02/15/39	$1,030	$817,925
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	400	333,058
Series M, 3.50%, 01/01/42	95	77,818
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,125	1,172,081
Port Authority of New York & New Jersey, ARB
3.14%, 02/15/51	1,600	1,191,021
3.18%, 07/15/60	270	184,885
192nd Series, 4.81%, 10/15/65	125	120,525
215th Series, 3.29%, 08/01/69(a)	125	85,068
Series 20, 4.23%, 10/15/57	1,070	936,196
Port Authority of New York & New Jersey, RB
165th Series, 5.65%, 11/01/40	1,025	1,091,386
168th Series, 4.93%, 10/01/51	1,030	1,021,320
181st Series, 4.96%, 08/01/46	110	107,700
182nd Series, 5.31%, 08/01/46	25	24,660
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	2,315	2,110,185

		20,010,183

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	41,316

Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	649,902
Series B, 8.08%, 02/15/50	400	533,100
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	1,025	1,082,616
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	313,359
Series B, 4.53%, 01/01/35	280	272,377
Ohio State University, RB, Series A, 3.80%, 12/01/46	1,515	1,236,220
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	660	645,862
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	110,568

		4,844,004

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB 4.38%, 11/01/45	290	270,804
Class A3, 4.71%, 05/01/52	115	110,048
Series A-2, 4.62%, 06/01/44	580	552,534
Series A-3, 5.09%, 02/01/52	265	262,079

		1,195,465

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	81,164
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	59,442

		140,606

Security	Par (000)	Value

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	$115	$82,152
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,143,267
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	298,757
Series D, 2.84%, 09/01/50	95	65,776
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	632,065
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	74,596

		2,296,613

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	28,319

Texas — 0.8%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,497,946
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	167,207
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41 ..	155	165,275
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	459,391
Series B, 6.00%, 12/01/44	200	220,541
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	316,886
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	1,300	1,114,066
Series A, 4.51%, 11/01/51	190	173,425
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	102,478
Series A, 3.14%, 11/01/45	190	145,087
Series C, 3.09%, 11/01/40	1,065	823,446
Series C, 2.92%, 11/01/50	720	525,226
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	632,937
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,404,688
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	671,358
State of Texas, GO, BAB
5.52%, 04/01/39	945	998,439
Series A, 4.68%, 04/01/40	1,500	1,482,745
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	1,565	1,570,100
Series 2023-1, 5.17%, 04/01/41	1,500	1,520,286
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	375	300,407
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	400	376,063
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	554,362

		16,222,359

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	$500	$304,930
Series A, 3.23%, 12/31/99	55	33,328
Series U, 2.58%, 11/01/51	215	139,776

		478,034

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	325	324,078

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	441,270

Total Municipal Bonds — 4.9% (Cost: $123,008,935)		107,809,169

Preferred Securities

Capital Trust — 0.1%
Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,249,814

Total Preferred Securities — 0.1% (Cost: $1,300,505)		1,249,814

Total Long-Term Investments — 97.9% (Cost: $2,444,820,118)		2,136,472,219

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	164,378,016	$164,427,330

Total Short-Term Securities — 7.5% (Cost: $164,384,173)		164,427,330

Total Investments — 105.4% (Cost: $2,609,204,291)		2,300,899,549

Liabilities in Excess of Other Assets — (5.4)%		(118,304,877)

Net Assets — 100.0%		$2,182,594,672

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$104,925,359	$59,449,677	(a)	$—	$(7,679)	$59,973	$164,427,330	164,378,016	$1,172,092	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

33

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,908,732,914	$—	$1,908,732,914
Foreign Agency Obligations	—	118,680,322	—	118,680,322
Municipal Bonds	—	107,809,169	—	107,809,169
Preferred Securities
Capital Trust	—	1,249,814	—	1,249,814
Short-Term Securities
Money Market Funds	164,427,330	—	—	164,427,330

	$164,427,330	$2,136,472,219	$—	$2,300,899,549

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

PIPE	Private Investment in Public Equity

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	34